UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09221

Community Capital Trust
(Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2015

Date of reporting period: May 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.    Report to Stockholders.

The Annual Report to Shareholders for the fiscal year ended May 31, 2015 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

COMMUNITY CAPITAL TRUST

CCM ALTERNATIVE INCOME FUND

(THE “FUND”)

May 31, 2015

1

Dear Shareholder:

On behalf of the Board of Trustees of Community Capital Trust, I am pleased to present the CCM Alternative Income Fund (the “Fund”) Annual Report to Shareholders for the year ended May 31, 2015.

During the Fund’s second full year of operations, it achieved its goals of low volatility, income of 3.0% to 4.0% above 3-month T-Bills, monthly distributions and low correlation to both the equity (S&P 500) and bond (Barclays Aggregate) markets.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., investment advisor to the Fund, and Badge Investment Partners LLC, sub-advisor to the Fund, and we thank you, our shareholders.

Sincerely,

John Taylor
Chairman, Board of Trustees

2 CCM Alternative Income Fund

TABLE OF CONTENTS

Manager's Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	35
Notice to Shareholders	36
Trustees and Officers	37
Approval of Advisory and Sub-Advisory Agreements	40

3

Manager’s Discussion & Analysis

The CCM Alternative Income Fund (“Fund”) finished its second year (the 12-month period ended May 31, 2015) achieving its income, volatility, and correlation goals, while failing to meet its total return objective.

The Fund’s 30-day SEC yield of 4.42% is 87 basis points (0.87%) higher than it was 1-year ago, and is in-line with the Fund’s goals to generate income of 3-month T-Bills plus 3.0% to 4.0% (as of May 31, 2015 this range is 3.02% to 4.02%).

Since inception on May 31, 2013, the Fund’s standard deviation (volatility of returns) of 2.90% was within the range of our 2.0 to 4.0% goal, while the Fund’s Beta (or the part of its returns that can be explained by the movement of the overall markets) was near zero to both the equity market (0.08 relative to the S&P 500) and the bond market (0.16 relative to the Barclays U.S. Aggregate Bond Index). In addition, the Fund continued to exhibit a low correlation to the major market indexes (0.25 relative to the S&P 500 and 0.17 relative to the Barclays U.S. Aggregate Bond Index).

The Fund generated a total return of -0.19% for the 12-month period ended May 31, 2015. The past 12-month period saw major equity indices, such as the S&P 500 and Russell 2000, outperform dividend indices such as the Dow Jones U.S. Select Dividend Index. The S&P’s performance was largely driven from bigger companies that did not pay much in the way of dividends. Meanwhile, the biggest headwind facing the Fund’s fixed income holdings was spread widening in the taxable municipal bond sector.

The portfolio management team’s focus on the Fund’s investment goals and objectives remains consistent: deliver low volatility income and returns with a strong measure of capital preservation.

The Fund’s benchmark is the Citigroup 3-Month U.S. Treasury Bill Index. This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

As of June 30 2015, the Fund’s one-year performance is -2.65% and since inception (5/31/13) is 2.80%. Performance quoted is past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investor’s investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than your initial cost. To obtain the most recent month-end performance, call 877-272-1977. Performance reflects fee waivers, which if not in effect, would have decreased performance. The total annual fund operating expenses are 3.35%. The total annual operating expenses after fee waivers and expense reimbursements are 1.60%. Waivers are contractual and in effect until September 30, 2015. The unsubsidized 30-Day yield is 4.60% (6/30/15).

Investing involves risk, including possible loss of principal. Bonds and bond funds will decrease in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments. The Fund uses investment techniques that are different from the risks ordinarily associated with equity investments. Such techniques and strategies include hedging risks, merger arbitrage risks, derivative risks, short sale risks, leverage risks, commodities risk, and foreign investment risks, which may increase volatility and may increase costs and lower performance. Commodities can be highly volatile and the use of leverage may accelerate the velocity of potential losses. There is no guarantee the investment objective or goals of the Fund will be achieved.

The S&P 500 is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

The Barclays U.S. Aggregate Bond Index is an index used by bond funds as a benchmark to measure their relative performance. The index includes government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the market.

The Dow Jones Select Dividend Index is an index representing the country’s leading stocks by dividend yield.

The CCM Alternative Income Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

4 CCM Alternative Income Fund

Fund Profile May 31, 2015 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2015	Inception to Date
CCM Alternative Income Fund — Institutional Shares	(0.19)%	3.46%*
Citigroup 3-Month U. S. Treasury Bill Index	0.02%	0.03%*

*	Commenced operations on May 31, 2013. Index return is based on Institutional Shares inception date.

The above illustration compares a $100,000 investment made in the Fund to a broad based index, Citigroup 3-Month U.S. Treasury Bill. The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

5

Top Ten Holdings*
(% of Net Assets)

FHA Project Loan, 07/01/2047	6.40%
GMAC Capital Trust I, 02/15/2040	3.86%
Equity Commonwealth	2.98%
USDA Loan, Ser Grand Prairie Apartments, 12/01/2047	2.90%
Washoe County, 02/01/2040	2.78%
Hollywood Beach Community Development District I, 10/01/2045	2.69%
Austin, 11/15/2042	2.59%
Macquarie Infrastructure	2.48%
Seaspan (Hong Kong), Cl A	2.15%
Pfizer	2.13%
30.96%

*	Excludes Short-Term Investments

Asset Allocation**
(% of Net Assets)

Closed-End Funds	4.98%
Consumer Discretionary	7.65%
Consumer Staples	1.38%
Corporate Bond	0.36%
Exchange Traded Fund	0.60%
FGLMC Single Family	0.07%
FHA Project Loans	8.58%
Financials	25.32%
FNMA Multifamily	3.03%
GNMA Multifamily	2.56%
Health Care	3.26%
Industrials	9.72%
Information Technology	1.39%
Short-Term Investment	7.03%
Municipal Bonds	40.84%
Asset-Backed Security	0.54%
USDA Loan	2.90%
Utilities	0.92%
Liabilities in Excess of Other Assets	(21.13)%
100.00%

**	Excludes securities sold short.

6 CCM Alternative Income Fund

Expenses May 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2014 and held for the six-month period ended May 31, 2015.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 Through May 31, 2015
Actual	Institutional Shares	$1,000.00	$1,001.10	$12.77
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,012.17	$12.84

*

Expenses are equal to the annualized expense ratio of 2.56%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 0.11% for the period December 1, 2014 to May 31, 2015.

7

Schedule of Investments May 31, 2015

	Principal Amount	Value
MUNICIPAL BONDS - 40.84%
Arizona - 0.54%
Pima County Industrial Development Authority
7.50%, 12/15/2018 (a)	$165,000	$166,216

California - 9.29%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (a)	150,000	169,023
Garden Grove Unified School District
6.08%, 08/01/2030 (a)	235,000	270,360
Pomona Pension Obligation Refunding
5.83%, 07/01/2035 (a)	420,000	428,585
Rancho Cucamonga Redevelopment Agency Successor Agency
6.26%, 09/01/2031 (a)	290,000	322,376
Sacramento County Public Financing Authority
6.58%, 12/01/2038 (a)	250,000	292,868
San Diego County Regional Airport Authority
5.59%, 07/01/2043 (a)	250,000	273,540
6.63%, 07/01/2040 (a)	500,000	566,630
San Jose Airport Revenue
6.60%, 03/01/2041 (a)	500,000	559,115
		2,882,497
Florida - 5.48%
Florida State, Department of Environmental Protection
6.15%, 07/01/2027 (a)	145,000	156,472
Hollywood Beach Community Development District I
6.13%, 10/01/2039 (a)	220,000	245,544
6.25%, 10/01/2045 (a)	745,000	835,503
Orlando Community Redevelopment Agency
7.78%, 09/01/2040 (a)	405,000	463,895
		1,701,414
Georgia - 1.38%
Atlanta Development Authority
5.35%, 01/01/2035 (a)	400,000	426,916

Illinois - 1.61%
Bedford Park Village
6.57%, 12/01/2030 (a)	445,000	498,805

Louisiana - 1.80%
New Orleans Public Improvement
6.05%, 12/01/2038 (a)	500,000	558,010

Massachusetts - 3.68%
Massachusetts State, Housing Finance Agency
4.78%, 12/01/2020 (a)	330,000	338,276
4.79%, 12/01/2032 (a)	460,000	469,499
4.94%, 12/01/2037 (a)	330,000	335,544
		1,143,319

The accompanying notes are an integral part of the financial statements.

8 CCM Alternative Income Fund

	Principal Amount	Value
Minnesota - 0.57%
Minneapolis Development Revenue
6.50%, 06/01/2040 (a)	$155,000	$176,061

Missouri - 0.50%
Missouri State, Health & Educational Facilities Authority
6.88%, 10/01/2040 (a)	150,000	155,788

Nevada - 2.78%
Washoe County
7.97%, 02/01/2040	675,000	863,406

New Jersey - 0.65%
New Jersey State, Economic Development Authority
6.31%, 07/01/2026 (a)	175,000	200,204

North Carolina - 0.79%
Charlotte Airport Special Facilities Revenue
6.06%, 07/01/2041 (a)	225,000	245,425

Ohio - 2.04%
Clermont County Port Authority
5.75%, 12/01/2033 (a)	250,000	277,155
Montgomery
4.80%, 12/01/2037 (a)	110,000	112,867
Northeastern Ohio Medical University
6.73%, 12/01/2030 (a)	230,000	244,428
		634,450
Oklahoma - 0.41%
Oklahoma State, Development Finance Authority
5.65%, 06/01/2041 (a)	120,000	127,979

South Carolina - 1.46%
Myrtle Beach
5.90%, 06/01/2039 (a)	400,000	454,400

Texas - 3.62%
Austin
5.75%, 11/15/2042 (a)	750,000	804,517
5.75%, 11/15/2042 (a)	300,000	317,943
		1,122,460
West Virginia - 2.55%
Ohio County Special District Excise Tax Revenue
7.50%, 03/01/2036 (a)	550,000	579,860
8.25%, 03/01/2035 (a)	195,000	209,479
		789,339
Wisconsin - 1.69%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (a)	475,000	524,129

TOTAL MUNICIPAL BONDS
(Cost $12,489,035)		12,670,818

The accompanying notes are an integral part of the financial statements.

9

	Shares/ Principal Amount	Value
COMMON STOCK - 37.31%
Consumer Discretionary - 7.65%
Cedar Fair (a) (h)	5,200	$313,612
EnerCare (Canada)	43,000	501,367
Interpublic Group of Companies (a) (b)	19,000	387,980
Loral Space & Communications (c)	3,000	200,370
Regal Entertainment Group	10,000	209,600
Six Flags Entertainment (a)	8,500	415,310
Whistler Blackcomb Holdings (Canada)	22,000	344,966
		2,373,205
Consumer Staples - 1.38%
Walgreens Boots Alliance (a)	5,000	429,200

Financials - 13.59%
American Capital Mortgage Investment (a) (d)	37,000	646,390
American International Group (a)	7,500	439,575
Chatham Lodging Trust (a) (d)	20,000	558,800
Ellington Residential Mortgage (d)	6,488	102,446
Medley Capital	34,000	318,580
MetLife (a) (b)	10,000	522,600
NorthStar Realty Finance Corp. (d)	20,000	362,800
Potlatch (d)	8,500	308,380
Tiptree Financial	10,000	66,900
Wells Fargo (a)	6,000	335,760
Weyerhaeuser (a) (d)	17,000	553,520
		4,215,751
Health Care - 3.26%
Extendicare (Canada)	60,000	350,273
Pfizer (a)	19,000	660,250
		1,010,523
Industrials - 9.12%
Covanta Holding (a)	19,000	419,900
Macquarie Infrastructure (a) (b)	9,100	770,224
Pitney Bowes (a)	27,000	589,950
RR Donnelley & Sons	20,000	383,600
Seaspan (Hong Kong) (a)	33,500	668,660
		2,832,334
Information Technology - 1.39%
Apple (a) (b)	3,300	429,924

Utilities - 0.92%
TerraForm Power	3,500	140,455
TransAlta Renewables	14,300	145,461
		285,916
TOTAL COMMON STOCK
(Cost $10,564,393)		11,576,853

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.14%
FGLMC Single Family - 0.07%
1998-2106, 7.86%, 12/15/2028 (e)	$85,755	20,825

FHA Project Loans - 8.58%
Pool 035272, 5.00%, 06/01/2035 (f)	295,516	296,856
Pool Robin Ridge, 5.75%, 01/01/2035 (f)	117,688	117,821

The accompanying notes are an integral part of the financial statements.

10 CCM Alternative Income Fund

	Principal Amount/ Shares	Value
Pool Ridgewood, 6.45%, 01/01/2036 (f)	$262,255	$263,393
Pool St. Francis, 6.51%, 07/01/2047 (f)	1,893,276	1,984,528
		2,662,598
FNMA Multifamily - 3.03%
Pool 464523, 5.51%, 07/01/2024	366,471	435,558
Pool 957188, 5.65%, 06/01/2017	46,280	50,036
Pool 464296, 5.86%, 01/01/2028 (f)	353,129	353,129
Pool 463194, 6.36%, 08/01/2027	98,574	101,524
		940,247
GNMA Multifamily - 2.56%
Pool 699710, 5.43%, 07/15/2044	413,142	428,162
Pool 2010-68, 6.40%, 06/20/2040 (e)	2,660,127	364,857
		793,019
USDA Loan - 2.90%
Grand Prairie Apartments, 5.95%, 12/01/2047 (f)	826,072	900,852
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $5,272,679)		5,317,541

PREFERRED STOCK - 12.33%
Financials - 11.74%
Aspen Insurance Holdings (e)	12,000	312,000
Citigroup Capital XIII (e)	25,000	649,750
Equity Commonwealth (d)	35,986	923,401
GMAC Capital Trust I (e)	46,000	1,198,760
iStar Financial, Cl E (d)	21,800	537,588
iStar Financial, Cl F (d)	812	19,967
		3,641,466
Industrials - 0.59%
Seaspan	7,024	183,326
TOTAL PREFERRED STOCK
(Cost $3,837,130)		3,824,792

CLOSED-END FUNDS - 4.98%
Eaton Vance Floating-Rate Income Trust (a)	23,000	330,280
Invesco Municipal Income Opportunities Trust	40,000	275,200
PIMCO Dynamic Income Fund	17,000	508,470
Putnam Managed Municipal Income Trust (a)	60,000	432,600

TOTAL CLOSED-END FUNDS
(Cost $1,529,279)		1,546,550

EXCHANGE TRADED FUND - 0.60%
PIMCO Dynamic Credit Income Fund	9,000	186,480
TOTAL EXCHANGE TRADED FUND
(Cost $187,559)		186,480

ASSET-BACKED SECURITY - 0.53%
HASC - 0.53%
2005-I1, 0.57%, 11/25/2035 (e)	235,000	166,043
TOTAL ASSET-BACKED SECURITY
(Cost $128,168)		166,043

The accompanying notes are an integral part of the financial statements.

11

	Principal Amount/ Shares	Value
CORPORATE BOND - 0.36%
Salvation Army
5.68%, 09/01/2031 (a)	$100,000	$110,839
TOTAL CORPORATE BOND
(Cost $101,800)		110,839

SHORT-TERM INVESTMENT - 7.03%
Money Market Fund - 7.03%
Dreyfus Treasury Prime Cash Management, Cl A, 0.00% (g)	2,179,768	2,179,768
TOTAL SHORT-TERM INVESTMENT
(Cost $2,179,768)		2,179,768

Total Investments (Cost $36,289,811) - 121.12%		$37,579,684
Liabilities in Excess of Other Assets, Net - (21.12)%		(6,553,223)
NET ASSETS - 100.00%		$31,026,461

EXCHANGE TRADED FUNDS SOLD SHORT - (3.38)%
iShares iBoxx $ High Yield Corporate Bond Fund (b)	(3,500)	(318,185)
iShares MSCI Emerging Markets Fund	(5,750)	(236,440)
iShares S&P/TSX 60 Index Fund	(27,800)	(494,257)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $1,066,906)		(1,048,882)

COMMON STOCK SOLD SHORT - (10.29)%
Consumer Discretionary - (1.29)%
Regis (c)	(10,000)	(161,600)
Target	(3,000)	(237,960)
		(399,560)
Consumer Staples - (0.48)%
Sysco (b)	(4,000)	(148,640)

Energy - (0.50)%
Chevron	(1,500)	(154,500)

Financials - (1.58)%
Equity Residential (d)	(3,250)	(241,540)
Plum Creek Timber (d)	(6,000)	(247,560)
		(489,100)
Industrials - (3.56)%
Caterpillar	(5,000)	(426,600)
CNH Industrial (b)	(29,000)	(257,230)
Deere (b)	(4,500)	(421,560)
		(1,105,390)
Information Technology - (1.60)%
International Business Machines	(1,000)	(169,650)
ViaSat (c)	(5,200)	(327,548)
		(497,198)

The accompanying notes are an integral part of the financial statements.

12 CCM Alternative Income Fund

	Shares	Value
Materials - (1.28)%
AptarGroup	(3,500)	$(223,195)
Monsanto (b)	(1,500)	(175,470)
		(398,665)
TOTAL COMMON STOCK SOLD SHORT
(Proceeds $3,201,675)		(3,193,053)

Total Securities Sold Short
(Proceeds $4,268,581)		$(4,241,935)

	Contracts
PURCHASED OPTIONS † (c) - 0.58%
BlackBerry,
Expires 06/20/2015, Strike Price: $11.00	130	$1,040
CNH Industrial,
Expires 06/20/2015, Strike Price: $7.50	50	250
Deere,
Expires 06/20/2015, Strike Price: $87.00	15	195
General Electric,
Expires 07/18/2015, Strike Price: $29.00	120	1,680
Halliburton,
Expires 06/20/2015, Strike Price: $45.00	20	2,100
Interpublic Group of Companies,
Expires 06/20/2015, Strike Price: $21.00	20	200
iShares China Large-Capital,
Expires 06/20/2015, Strike Price: $45.00	200	4,600
iShares iBoxx $ High Yield Corporate Bond Fund,
Expires 06/20/2015, Strike Price: $89.00	80	2,400
iShares Russell 2000,
Expires 06/20/2015, Strike Price: $120.00	5	345
Expires 07/18/2015, Strike Price: $123.00	301	54,180
Expires 10/17/2015, Strike Price: $120.00	10	3,820
JC Penney,
Expires 08/22/2015, Strike Price: $10.00	40	960
Expires 08/22/2015, Strike Price: $9.00	80	4,160
Macquarie Infrastructure,
Expires 06/20/2015, Strike Price: $85.00	85	11,050
Expires 07/18/2015, Strike Price: $90.00	20	500
Monsanto,
Expires 06/20/2015, Strike Price: $125.00	15	825
PowerShares DB US Dollar Index Bullish Fund,
Expires 09/19/2015, Strike Price: $25.00	50	3,900
SPDR S&P 500 Trust,
Expires 07/18/2015, Strike Price: $165.00	90	180
Expires 07/18/2015, Strike Price: $200.00	16	1,296
Expires 07/18/2015, Strike Price: $208.00	350	81,200
Syngenta,
Expires 07/18/2015, Strike Price: $100.00	15	2,550
Sysco,
Expires 06/20/2015, Strike Price: $38.00	30	810
Yum! Brands,
Expires 06/20/2015, Strike Price: $90.00	10	1,920

TOTAL PURCHASED OPTIONS
(Cost $222,682)		$180,161

The accompanying notes are an integral part of the financial statements.

13

	Contracts	Value
WRITTEN OPTIONS † (c) - (0.20)%
Anheuser-Busch InBev,
Expires 06/20/2015, Strike Price: $125.00	(1)	$(72)
Apple,
Expires 06/20/2015, Strike Price: $135.00	(8)	(528)
Halliburton,
Expires 06/20/2015, Strike Price: $42.00	(20)	(460)
iShares China Large-Capital,
Expires 06/20/2015, Strike Price: $42.00	(200)	(800)
iShares Russell 2000,
Expires 07/18/2015, Strike Price: $107.00	(125)	(1,375)
Expires 07/18/2015, Strike Price: $110.00	(125)	(1,875)
Expires 07/18/2015, Strike Price: $116.00	(400)	(16,800)
MetLife,
Expires 06/20/2015, Strike Price: $55.00	(35)	(350)
SPDR S&P 500 Trust,
Expires 07/18/2015, Strike Price: $180.00	(126)	(1,260)
Expires 07/18/2015, Strike Price: $190.00	(157)	(4,082)
Expires 07/18/2015, Strike Price: $198.00	(500)	(32,500)
Sysco,
Expires 06/20/2015, Strike Price: $37.00	(15)	(900)

TOTAL WRITTEN OPTIONS
(Premiums Received $(119,115))		$(61,002)

†

For the year ended May 31, 2015, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.

A list of the open futures contracts held by the Fund at May 31, 2015, is as follows ‡:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(28)	Jun-2015	$(49,422)
CBT 5-Year DSF	(55)	Jun-2015	(86,878)
CBT T-Bonds	(11)	Jun-2015	1,554
Currency Future	(13)	Jun-2015	(18,822)
NASDAQ 100 E-Mini	(2)	Jun-2015	(8,389)
Russell 2000 Index E-MINI	(5)	Jun-2015	(9,952)
S&P 500 Index E-MINI	(9)	Jun-2015	(33,344)
U.S. 5-Year Treasury Note	(4)	Jun-2015	(7,571)
CBT 10-Year DSF	(34)	Jun-2015	(60,916)
CBT 2-Year DSF	(31)	Jun-2015	(16,714)
			$(290,454)

‡	For the year ended May 31, 2015, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the year.

The accompanying notes are an integral part of the financial statements.

14 CCM Alternative Income Fund

(a)	All or a portion of this security has been committed as collateral for open short positions.
(b)	Underlying security for a written/purchased option.
(c)	Non-income producing security.
(d)	REIT - Real Estate Investment Trust
(e)	Variable rate security. The coupon rate shown is the effective rate as of May 31, 2015.
(f)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2015 is $3,916,579, which represents 12.62% of total net assets.

(g)	The rate shown is the 7-day effective yield as of May 31, 2015.
(h)	Security considered to be a Master Limited Partnership. At May 31, 2015, this security amounted to $313,612 or 1.01% of net assets.

CBT — Chicago Board of Trade

Cl — Class

DSF— Deliverable Swap Future

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

TSX — Toronto Stock Exchange

USDA — United States Department of Agriculture

The accompanying notes are an integral part of the financial statements.

15

Statement of Assets and Liabilities as of May 31, 2015

Assets:
Investments, at fair value (identified cost — $36,289,811)	$37,579,684
Foreign currency, at value (cost — $6,701)	6,701
Receivables:
Investment securities sold	1,753,843
Dividends and interest	341,079
Variation margin	14,065
Capital shares sold	8,120
Options purchased, at value (cost — $222,682)	180,161
Cash pledged as collateral for futures contracts	340,736
Prepaid expenses	11,485
Total Assets	$40,235,874
Liabilities:
Payables:
Securities sold short (proceeds — $4,268,581)	$4,241,935
Investment securities purchased	1,643,095
Variation margin	35,289
Capital shares redeemed	34,310
Advisory fees due to Advisor	25,640
Distributions to Shareholders	22,036
Dividend expense on securities sold short	5,535
Shareholder servicing fees	5,128
Prime Broker fees	3,912
Chief Compliance Officer fees	3,575
Administration fees	2,123
Trustees' fees	18
Due to Broker	3,074,286
Options written, at value (premiums received — $119,115)	61,002
Other accrued expenses	51,529
Total Liabilities	$9,209,413
Net Assets:	$31,026,461
Net Assets consist of:
Paid-in capital	$31,431,877
Distributions in excess of net investment income	(28,854)
Accumulated net realized loss on investments, securities sold short, options and futures contracts	(1,418,200)
Net unrealized appreciation on investments and securities sold short	1,316,519
Net unrealized appreciation options	15,592
Net unrealized depreciation on futures contracts	(290,454)
Net unrealized depreciation on foreign currency translation	(19)
Net Assets	$31,026,461
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 3,061,833 shares outstanding)	$31,026,461
Net Asset Value, offering and redemption price per share —
Institutional Shares	$10.13

The accompanying notes are an integral part of the financial statements.

16 CCM Alternative Income Fund

Statement of Operations for the fiscal year ended May 31, 2015

Investment Income:
Dividends	$835,938
Interest	715,161
Less: Foreign Taxes Withheld	(4,464)
Total investment income	1,546,635
Expenses:
Investment advisory fees	253,916
Shareholder servicing fees	50,783
Prime Broker fees	146,377
Dividend expense on securities sold short	113,990
Professional fees	37,016
Chief Compliance Officer fees	31,411
Registration and filing expenses	26,935
Accounting and administration fees	24,999
Custodian fees	20,878
Printing fees	9,039
Trustees' fees	5,317
Transfer agent fees	3,708
Offering costs	288
Other	10,436
Total expenses	735,093
Less:
Investment advisory fee waiver	(69,017)
Net expenses	666,076
Net investment income	880,559
Realized and unrealized gain (loss) on investments:
Net realized gain on investments	640,266
Net realized loss on investment securities sold short	(300,416)
Net realized loss on futures contracts	(1,009,956)
Net realized loss on options	(522,535)
Net realized loss on foreign currency transactions	(43,718)
Net realized loss	(1,236,359)
Net change in unrealized appreciation (depreciation) on investments	282,171
Net change in unrealized appreciation (depreciation) on securities sold short	142,529
Net change in unrealized appreciation (depreciation) on futures contracts	(145,809)
Net change in unrealized appreciation (depreciation) on options	78,410
Net change in unrealized appreciation (depreciation) on foreign currency translation	(795)
Net change in unrealized appreciation (depreciation)	356,506
Net realized and unrealized loss	(879,853)
Net increase in net assets resulting from operations:	$706

The accompanying notes are an integral part of the financial statements.

17

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014
Operations:
Net investment income	$880,559	$174,642
Net realized loss on investments, securities sold short, futures contracts, options and foreign currency transactions	(1,236,359)	(185,451)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and foreign currency translation	356,506	685,132
Net increase in net assets resulting from operations	706	674,323
Distributions to shareholders from:
Net investment income	(889,174)	(192,214)
Net capital gains	—	(339)
Return of Capital	(45,847)	—
Total distributions	(935,021)	(192,553)
Capital share transactions:
Institutional Shares
Shares issued	17,929,407	13,505,110 (a)
Shares reinvested	731,243	149,852
Shares redeemed	(2,940,747)	(145,859)
Increase in net assets from capital share transactions	15,719,903	13,509,103
Increase in net assets	14,785,588	13,990,873
Net Assets:
Beginning of year	16,240,873	2,250,000
End of year	$31,026,461	$16,240,873
Undistributed (distributions in excess of) net investment income	$(28,854)	$4,676
Share Transactions:
Institutional Shares
Shares issued	1,731,944	1,320,563 (a)
Shares reinvested	71,198	14,615
Shares redeemed	(287,299)	(14,188)
Increase in shares	1,515,843	1,320,990
Institutional Shares outstanding at beginning of year	1,545,990	225,000
Institutional Shares at end of year	3,061,833	1,545,990

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 8).

The accompanying notes are an integral part of the financial statements.

18 CCM Alternative Income Fund

Financial Highlights—Per share data
(for a share outstanding throughout each year or period)

	Institutional Shares
	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Period Ended May 31, 2013(a)
Net Asset Value, Beginning of Period	$10.51	$10.00	$0.00
Shares Issued	—	—	10.00
Investment Operations:
Net investment income(a)	0.36	0.22	—
Net realized and unrealized gain (loss) on investments(a)	(0.38)	0.50	—
Total from investment operations	(0.02)	0.72	—
Distributions from:
Net investment income	(0.34)	(0.21)	—
Net capital gains	—	— (c)	—
Net return of capital	(0.02)	—	—
Total distributions	(0.36)	(0.21)	—
Net Asset Value, End of Period	$10.13	$10.51	$10.00
Total return	(0.19)%	7.24%	0.00	%(d)
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$31,026	$16,241	$2,250
Ratio of expenses to average net assets
Before fee waiver	2.90%	4.65%	—	%(a)
After fee waiver(e)	2.62%	2.89%	—	%(a)
Ratio of net investment income to average net assets	3.47%	2.16%	—	%(a)
Portfolio turnover rate	131%	109%	—	%(b)

(a)	Commenced operations May 31, 2013 with a seed investment of capital from the Advisor and another affiliate.
(b)	Based on the average daily number of shares outstanding during the period.
(c)	The amount represents less than $0.01 per share.
(d)	Return is for the period indicated and has not been annualized.
(e)	Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.60%.

The accompanying notes are an integral part of the financial statements.

19

Notes to Financial Statements May 31, 2015

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (formerly known as The Community Reinvestment Act Qualified Investment Fund) (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At May 31, 2015, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $3,916,579.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

20 CCM Alternative Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

●	Dealer prices for similar assets in active markets

●	Quoted prices for identical or similar assets in non-active markets

●	Inputs other than quoted prices that are observable

●	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

●	Matrix pricing

●	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

21

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2015.

Assets	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$12,670,818	$—		$12,670,818
Common Stock	11,576,853	—	—		11,576,853
U.S. Government & Agency Obligations	—	1,400,962	3,916,579		5,317,541
Preferred Stock	3,824,792	—	—		3,824,792
Closed-End Funds	1,546,550	—	—		1,546,550
Exchange Traded Fund	186,480	—	—		186,480
Asset-Backed Security	—	166,043	—		166,043
Corporate Bond	—	110,839	—		110,839
Short-Term Investment	2,179,768	—	—		2,179,768
Total Assets	$19,314,443	$14,348,662	$3,916,579	*	$37,579,684

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Exchange Traded Funds	$(1,048,882)	$—	$—	$(1,048,882)
Common Stock	(3,193,053)	—	—	(3,193,053)
Total Liabilities	$(4,241,935)	$—	$—	$(4,241,935)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$180,161	$—	$—	$180,161
Written Options	(61,002)	—	—	(61,002)
Futures**
Unrealized Appreciation	1,554	—	—	1,554
Unrealized Depreciation	(292,008)	—	—	(292,008)
Total Other Financial Instruments	$(171,295)	$—	$—	$(171,295)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

22 CCM Alternative Income Fund

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2014	$577,467
Accrued discounts/premiums	(739)
Realized gain/(loss)	(365)
Change in appreciation/(depreciation)	29,785
Purchases	2,994,528
Sales	(37,231)
Amortization sold	5
Transfer into Level 3	353,129
Transfer out of Level 3	—
Ending balance as of May 31, 2015	$3,916,579
Change in unrealized gains included in earnings related to securities still held at reporting date	$30,983

For the fiscal year ended May 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the fiscal year ended May 31, 2015, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the fiscal year ended May 31, 2015, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2015. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2015	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Loans	$2,662,598	Matrix Pricing	Structure

Three are out of lockout with remaining maturity term range 10.43-19.6 years (16.88 year average maturity). One is a 40yr Amortization with a 15yr Lockout period and 1% prepay penalty to maturity (2047)

			Average Life	0.19 years - 5.89 years (1.62 years)
			Coupon	5.75% - 6.95% (6.42%)
			Spread to Benchmark	E+264 - N+378 (+302)
			Offered Quotes Variance to Mark	-0.34% - +0.18% (-0.14%)

23

Financial Asset	Fair Value at May 31, 2015	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FNMA Multifamily	$ 353,129	Matrix Pricing	Structure	30 year amortization, 18 year balloon, 15 year yield maintenance
			Coupon	5.86%
			Spread to Benchmark	N+346
			Offered Quotes Variance to Mark	Fair Valued at PAR
USDA Loans	$ 900,852	Matrix Pricing	Structure	40 year term, with 3 years remaining in lockout (3%, 2%, 1%)
			Coupon	5.95%
			Spread to Benchmark	N+118
			Offered Quotes Variance to Mark	0.00%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

24 CCM Alternative Income Fund

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Deferred Offering Costs. Offering costs, including costs of printing the initial prospectus, legal and registration fees, are amortized over twelve months from inception of the Fund. As of May 31, 2015, these costs were fully amortized.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts

25

could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of May 31, 2015.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the fiscal year ended May 31, 2015.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the fiscal year ended May 31, 2015 are summarized as follows:

	Number of Contracts	Premium
Balance at the beginning of the year	(1,111)	$(104,423)
Written	(14,648)	(1,391,523)
Expired	4,201	400,780
Closing buys	9,846	976,051
Balance at the end of the year	(1,712)	$(119,115)

26 CCM Alternative Income Fund

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, US Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that

27

provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2015 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	1,731,944	$17,929,407
Shares reinvested	71,198	731,243
Shares redeemed	(287,299)	(2,940,747)
Net Increase	1,515,843	$15,719,903

Transactions in shares of the Fund for the fiscal year ended May 31, 2014 were as follows:

	Shares	Amount
Institutional Shares
Shares issued (a)	1,320,563	$13,505,110
Shares reinvested	14,615	149,852
Shares redeemed	(14,188)	(145,859)
Net Increase	1,320,990	$13,509,103

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 8).

28 CCM Alternative Income Fund

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, and futures, by the Fund for the fiscal year ended May 31, 2015, were as follows:

Purchases:
U.S. Government	$2,672,176
Other	53,583,189
Sales and Maturities:
U.S. Government	$46,735
Other	38,799,252

At May 31, 2015, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$36,377,506
Gross unrealized appreciation	1,654,323
Gross unrealized depreciation	(452,145)
Net appreciation on investments	$1,202,178

At May 31, 2015, the cost of securities sold short for income tax purposes and the gross unrealized appreciation (depreciation) of securities sold short for tax purposes was as follows:

Cost of securities sold short	$4,268,581
Gross unrealized appreciation	131,333
Gross unrealized depreciation	(104,687)
Net appreciation on securities sold short	$26,646

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. The period-end fair values on the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses as disclosed on the Statement of Operations are generally indicative of the volume of the Fund’s derivative activity for the period.

29

The fair value of derivative instruments as of May 31, 2015, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liability Derivatives
Currency contracts	Net unrealized depreciation on futures contracts	$—	$(18,822)
Interest rate contracts	Net unrealized appreciation (depreciation) on futures contracts	1,554	(221,501)
Equity contracts	Net unrealized depreciation on futures contracts	—	(51,685)
	Options purchased, at value/Options written, at value	180,161	(61,002)
		$181,715	$(353,010)

The effect of derivative instruments on the Statement of Operations for the fiscal year ended May 31, 2015, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Currency contracts Futures Contracts	$64,598	$(14,087)	$50,511
Interest rate contracts Futures Contracts	(577,836)	(15,656)	(593,492)
Equity contracts Futures Contracts	(496,718)	(116,066)	(612,784)
Options	(522,535)	78,410	(444,125)
	$(1,532,491)	$(67,399)	$(1,599,890)

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

30 CCM Alternative Income Fund

The following table summarizes the disclosure requirements of ASU 2013-01:

Offsetting the Financial Assets and Derivative Assets
As of May 31, 2015				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
JPMorgan	$14,065	$(14,065)	$—	$—	$—	$—
Total	$14,065	$(14,065)	$—	$—	$—	$—

Offsetting the Financial Liabilities and Derivative Liabilities
As of May 31, 2015				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
JPMorgan	$(35,289)	$14,065	$(21,224)	$—	$340,736	$319,512
Total	$(35,289)	$14,065	$(21,224)	$—	$340,736	$319,512

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2015, the Advisor was entitled to receive advisory fees of $253,916. The Advisor waived $69,017 of these fees.

The Board of Trustees of the Trust has approved Badge Investment Partners LLC (the “Sub-Advisor”) to provide sub-advisory services with respect to the Fund pursuant to a Sub-Advisory Agreement between the Advisor and Sub-Advisor. The Advisor pays the Sub-Advisor out of the advisory fee the Advisor receives for managing the Fund. The Advisor provides certain support services to the Sub-Advisor in return for a portion of the Sub-Advisor’s gross revenue. For the fiscal year ended May 31, 2015, the Advisor paid the Sub-Advisor $73,288 in sub-advisory fees.

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal

31

liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2016. For the fiscal year ended May 31, 2015, the Fund incurred expenses under the Services Plan of $50,783.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2015 to the extent total annualized expenses (excluding acquired fund fees and expenses and short sale dividend expenses) exceed 1.60% of the average daily net assets of the Institutional Shares. The Advisor may not recoup waived fees and reimbursed expenses.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2015, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

This reclassification had no effect on net asset value per share.

Increase Undistributed Net Investment Income	Increase Accumulated Net Realized Gain	Decrease Paid-in Capital
$20,932	$25,774	$(46,706)

32 CCM Alternative Income Fund

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2015	Fiscal Year Ended May 31, 2014
Distributions declared from:
Ordinary income	$889,174	$(192,553)
Return of Capital	45,847	—
Total Distributions	$935,021	$(192,553)

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2015, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(180,122)
Post-October losses	(1,315,318)
Other temporary differences	(147,554)
Unrealized appreciation, net	1,237,578
Accumulated losses, net	$(405,416)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2015, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$—	$180,122	$180,122

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

33

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

34 CCM Alternative Income Fund

Note 8 – IN-KIND TRANSFER OF SECURITIES

During the fiscal year ended May 31, 2014, the Trust issued Institutional Shares of the Fund in exchange for securities that were permissible investments for the Fund. The securities were transferred at their current value on the date of the transaction.

Transaction Date	Institutional Shares Issued	Value
June 11, 2013	34,544	$345,093

Note 9 – NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Note 10 –SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

35

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
the CCM Alternative Income Fund

We have audited the accompanying statement of assets and liabilities of CCM Alternative Income Fund (the “Fund”), including the schedule of investments, as of May 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of CCM Alternative Income Fund as of May 31, 2015, and the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ GRANT THORNTON LLP

New York, New York
July 29, 2015

36 CCM Alternative Income Fund

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

Notice to Shareholders (Unaudited)

For purposes of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2015:

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (1)	Short-Term Capital Gain Dividends (5)
4.97%	0.00%	95.03%	100.00%	48.41%	77.63%	0.00%	47.76%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

37

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

38 CCM Alternative Income Fund

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 65	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	2	None
Burton Emmer Age 78	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	2	None
Heinz Riehl Age 79	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present; Faculty Member, New York University, 1982 to 2008.	2	None
Irvin M. Henderson Age 59	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 80	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly; Director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 75	President	1/29/04	Chief Executive Officer, Community Capital Management, Inc. since January 2004.	N/A	N/A
Alyssa D. Greenspan, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 43	Vice President	10/22/10	Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.	N/A	N/A
Michelle V. Rogers, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 42	Vice President	1/29/11	Senior Portfolio Manager, Community Capital Management, Inc. since December 2010; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since October 2003.	N/A	N/A

39

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
OFFICERS (Continued)
James Malone, CPA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 44	Treasurer	4/1/14

Chief Financial Officer of Community Capital Management, Inc. since July 2014; Director of Investment Platforms, since September 2011; Managing Director, Harbourside Consulting Group, LLC from September 2009 to August 2011; Vice President, Investment Platform Division at Franklin Templeton from November 2007 to May 2009.

				N/A	N/A
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 47	Chief Compliance Officer	12/18/09

President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012; Attorney, Cipperman & Company from 2007 to 2011; Director, Cipperman Compliance Services, LLC from 2009 to 2011; Chief Compliance Officer of Community Capital Management, Inc. since January 2010; Director, Legal & Contract Management, Brandywine Global Investment Management, LLC from 2004 to 2007.

				N/A	N/A
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 55	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
[2]

Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

[3]	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and The Community Reinvestment Act Qualified Investment Fund.
[4]

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

40 CCM Alternative Income Fund

Approval of Advisory and Sub-Advisory Agreements (Unaudited)

At a meeting held on April 23-24, 2015, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved (1) the continuation of the Trust’s Advisory Agreement with the Advisor with respect to the CCM Alternative Income Fund (the “Fund”) and (2) the continuation of the Sub-Advisory Agreement between the Advisor and Sub-Advisor with respect to the Fund for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement and Sub-Advisory Agreement, in particular, letters from the Advisor and Sub-Advisor responding to specific questions from the Trustees relating to the Advisory Agreement and Sub-Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the Advisor’s/Sub-Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s/Sub-Advisor’s personnel involved in the management of the Fund; (iii) the Advisor’s/Sub-Advisor’s investment philosophy and process; (iv) the Advisor’s/Sub-Advisor’s assets under management; (v) the current advisory/sub-advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the Fund’s performance and the advisory/sub-advisory fee and expenses as compared to other funds; (vii) the Advisor’s and Sub-Advisor’s financial statements and profitability; and (viii) other possible benefits to the Advisor/Sub-Advisor arising from its advisory/subadvisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement and Sub-Advisory Agreement, including the matters covered at the April 7, 2015 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor and Sub-Advisor relating to the Advisory Agreement and Sub-Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement and Sub-Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement and Sub-Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor and Sub-Advisor had the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor and Sub-Advisor would provide to the Fund under the Advisory Agreement and Sub-Advisory Agreement and the expenses incurred by the Advisor and Sub-Advisor in the performance of such services, the compensation to be paid to the Advisor and Sub-Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s and Sub-Advisor’s direct and indirect expenses in providing advisory and sub-advisory services to the Fund were reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor and the Sub- Advisory Agreement between the Advisor and the Sub-Advisor with respect to the Fund for an additional one-year period.

Administrator and Transfer Agent:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Grant Thornton LLP

757 Third Avenue

New York, NY 10017

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

COMMUNITY CAPITAL TRUST

THE COMMUNITY

REINVESTMENT ACT

QUALIFIED INVESTMENT FUND

(THE “FUND”)

May 31, 2015

1

Dear Shareholder:

On behalf of the Board of Trustees of Community Capital Trust, I am pleased to present The Community Reinvestment Act Qualified Investment Fund (the “Fund”) Annual Report to Shareholders for the year ended May 31, 2015.

Once again, the Fund demonstrated consistent financial performance and continued success identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, during the past fiscal year, the Fund surpassed $5.5 billion invested in targeted, community development securities.

The impact of the Fund’s investments can be seen today in all 50 states - in cities, towns, and neighborhoods - that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

John Taylor
Chairman, Board of Trustees

2 The Community Reinvestment Act Qualified Investment Fund

TABLE OF CONTENTS

Manager's Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	28
Statement of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	32
Notes to Financial Statements	35
Report of Independent Registered Public Accounting Firm	46
Notice to Shareholders	47
Trustees and Officers	48
Approval of Advisory Agreement	51

3

Manager’s Discussion & Analysis

The fiscal year ended May 31, 2015 experienced major geopolitical events and the Federal Reserve (“the Fed”) ended its latest round of quantitative easing. On a positive note, the U.S. unemployment rate reached levels unseen in almost seven years (5.4% in April 2015) while inflation remains at a muted rate (Core consumer price index (CPI) of 1.7% compared to 2.0% as of May 31, 2014). Timing is still uncertain on the Fed’s anticipated rate hikes as downward revisions to U.S. growth continue.

Thus far in 2015, the stock market (as measured by the S&P 500 Index) has returned 3.23% (through the end of May) and the bond market (as measured by the Barclays U.S. Aggregate Bond Index) is up 1.00%. Over the previous 12-months, the stock market was up 11.81% while the bond market was up 3.03%.

The yield curve experienced a twist and flattened during the fiscal year ended May 31, 2015 with the yield differential between two-year Treasuries and 10-year Treasuries decreasing by 0.59% (59 basis points). The yield on the 10-year bond stood at 2.12% as of May 31, 2015.

For the twelve-months ended May 31, 2015, all three of the Fund’s share classes outperformed its benchmark, the Barclays U.S. Aggregate Bond Index. The CRA Share Class delivered total returns of 3.34%, the Institutional Share Class delivered total returns of 3.71% and the Retail Share Class delivered total returns of 3.35%. The Fund’s multifamily agency mortgage-backed securities (“MBS”) and single family agency MBS were the best performing sectors during this time period.

For the same period, the Barclays U.S. Aggregate Bond Index had a total return of 3.03%. U.S. MBS securities were the best performing assets (as measured by the U.S. MBS sub-category within the benchmark) returning 3.34% compared to the 3.01% return for U.S. Government securities (as measured by the U.S. Government sub-sector) and 2.81% for U.S. Credit securities (as measured by the U.S. Credit sub-category). Per its mandate, the Fund does not have any exposure to U.S. Credit securities.

Community Capital Management, Inc. strives to manage the duration of the Fund in a 10 to 20% band around that of the Barclays U.S. Aggregate Bond Index. At the end of May, duration was 4.58 years versus the Index’s duration of 5.52 years.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The Community Reinvestment Act Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

4 The Community Reinvestment Act Qualified Investment Fund

Fund Profile May 31, 2015 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2015	Five Years Ended May 31, 2015	Ten Years Ended May 31, 2015	Inception to Date
The Community Reinvestment Act Qualified Investment Fund — CRA Shares	3.34%	2.75%	3.59%	4.52%*
The Community Reinvestment Act Qualified Investment Fund — Institutional Shares	3.71%	3.22%	3.95%	4.76%**
The Community Reinvestment Act Qualified Investment Fund — Retail Shares	3.35%	2.86%	3.65%	4.56%**
Barclays U.S. Aggregate Bond Index	3.03%	3.90%	4.61%	5.55%*

*	Commenced operations on August 30, 1999. Index return is based on CRA shares inception date.
**	Commenced operations on March 2, 2007.

The above illustration compares a $500,000 investment made in the Fund to a broad based index, the Barclays U.S. Aggregate Bond Index (the “U.S. Aggregate Index”). The U.S. Aggregate Index represents an unmanaged diversified portfolio of fixed-income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

†

The performance presented represents the performance of the Fund’s Institutional Shares for the period March 2, 2007 to May 31, 2015 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007.

††

The performance presented represents the performance of the Fund’s Retail Shares for the period March 2, 2007 to May 31, 2015 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007.

5

Top Ten Holdings*
(% of Net Assets)

GNMA Multifamily, 4.85%, 08/15/2055	1.13%
FNMA Single Family, 4.00%, 07/01/2044	0.91%
FNMA Single Family, 5.00%, 07/01/2040	0.78%
FNMA Single Family, 3.50%, 05/01/2045	0.75%
FNMA Single Family, 3.50%, 06/01/2045	0.73%
Texas State Affordable Housing Corp.,, Ser A 2.70%, 09/01/2041	0.71%
GNMA Multifamily, , Cl AB 2.25%, 09/16/2052	0.69%
FNMA Single Family, 3.50%, 04/01/2045	0.68%
GNMA Multifamily, , Cl AN 2.54%, 03/16/2055	0.65%
FNMA Single Family, 4.00%, 05/01/2044	0.64%
7.67%

Asset Allocation
(% of Net Assets)

Certificate of Deposit	0.01%
Corporate Bonds	0.40%
FGLMC Single Family	1.13%
FHA Project Loans	0.90%
FNMA Multifamily	18.73%
FNMA Single Family	23.91%
GNMA Multifamily	23.49%
GNMA Single Family	4.52%
HUD	0.89%
Miscellaneous Investment	0.08%
Short-Term Investment	2.05%
Municipal Bonds	21.11%
Small Business Administration	3.84%
Small Business Administration Participation Certificates	0.01%
USDA Loans	0.09%
Liabilities in Excess of Other Assets	(1.16)%
100.00%

*	Excludes Short-Term Investments

6 The Community Reinvestment Act Qualified Investment Fund

Expenses May 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2014 and held for the six-month period ended May 31, 2015.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 Through May 31, 2015
Actual	CRA Shares	$1,000.00	$1,014.40	$4.62
	Institutional Shares	1,000.00	1,016.60	2.36
	Retail Shares	1,000.00	1,014.90	4.12
Hypothetical	CRA Shares	$1,000.00	$1,020.34	$4.63
(5% return	Institutional Shares	1,000.00	1,022.59	2.37
before expenses)	Retail Shares	1,000.00	1,020.84	4.13

*

Expenses are equal to the annualized expense ratios of 0.92%, 0.47%, and 0.82% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.44%, 1.66% and 1.49% for the period December 1, 2014 to May 31, 2015 for CRA Shares, Institutional Shares and Retail Shares, respectively.

7

Schedule of Investments May 31, 2015

	Principal Amount	Value
CORPORATE BONDS - 0.40%
Salvation Army
5.44%, 09/01/2015	$370,000	$373,585
5.50%, 09/01/2018	1,375,000	1,498,118
5.64%, 09/01/2026	4,400,000	4,859,052
TOTAL CORPORATE BONDS (Cost $6,113,629)		6,730,755

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 77.51%
FGLMC Single Family - 1.13%
Pool Q16506, 3.00%, 02/01/2043	828,630	840,652
Pool Q06793, 3.50%, 03/01/2042	271,221	283,695
Pool Q07121, 3.50%, 04/01/2042	911,112	951,390
Pool Q07147, 3.50%, 04/01/2042	110,249	115,252
Pool Q07398, 3.50%, 04/01/2042	243,976	255,065
Pool Q07899, 3.50%, 05/01/2042	434,173	453,835
Pool Q08196, 3.50%, 05/01/2042	352,268	368,078
Pool Q08758, 3.50%, 06/01/2042	837,255	875,713
Pool Q09142, 3.50%, 06/01/2042	904,359	944,340
Pool Q09347, 3.50%, 07/01/2042	794,042	830,092
Pool A95574, 4.00%, 12/01/2040	237,131	254,315
Pool A97097, 4.00%, 02/01/2041	368,251	394,752
Pool A97712, 4.00%, 03/01/2041	694,498	747,959
Pool Q03658, 4.00%, 10/01/2041	627,764	671,859
Pool Q04226, 4.00%, 10/01/2041	335,053	357,512
Pool A91363, 4.50%, 03/01/2040	728,406	792,022
Pool A91756, 4.50%, 03/01/2040	510,726	560,097
Pool A92905, 4.50%, 06/01/2040	415,954	455,247
Pool A93467, 4.50%, 08/01/2040	315,678	342,861
Pool Q01597, 4.50%, 05/01/2041	702,500	764,995
Pool Q02377, 4.50%, 07/01/2041	290,862	315,956
Pool A68734, 5.00%, 07/01/2037	22,857	25,319
Pool A91364, 5.00%, 03/01/2040	454,535	504,061
Pool A91757, 5.00%, 04/01/2040	236,950	262,758
Pool A92906, 5.00%, 07/01/2040	520,544	580,954
Pool A56707, 5.50%, 01/01/2037	130,833	147,409
Pool A58653, 5.50%, 03/01/2037	394,633	445,849
Pool A68746, 5.50%, 10/01/2037	156,083	175,828
Pool A69361, 5.50%, 11/01/2037	134,950	152,002
Pool A76192, 5.50%, 04/01/2038	319,417	359,904
Pool A76444, 5.50%, 04/01/2038	209,421	235,960
Pool A78742, 5.50%, 06/01/2038	1,441,843	1,624,779
Pool A83074, 5.50%, 11/01/2038	212,708	239,583
Pool G06072, 6.00%, 06/01/2038	1,104,051	1,263,140
Pool G06073, 6.50%, 10/01/2037	1,072,791	1,240,316
		18,833,549
FHA Project Loans - 0.90%
Pool Mill Pond Apartments, 6.00%, 03/01/2047 (a)	3,039,782	3,171,265
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,755,169	6,067,185
Pool Canton, 6.49%, 06/01/2046 (a)	4,637,909	4,775,005
Pool St. Francis, 6.51%, 07/01/2047 (a)	617,207	646,956
Pool A35271, 6.95%, 06/01/2035 (a)	298,168	299,513
Pool Reilly, 7.43%, 08/25/2021 (a)	121,172	121,875
		15,081,799

The accompanying notes are an integral part of the financial statements.

8 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
FNMA Multifamily - 18.73%
Pool AM8728, 0.48%, 05/01/2025 (b)	$6,000,000	$5,998,064
Pool AM4462, 0.61%, 11/01/2023 (b)	1,948,600	1,961,838
Pool AM4701, 0.66%, 11/01/2023 (b)	7,255,000	7,252,976
Pool AM6550, 1.21%, 01/01/2019	392,604	394,158
Pool AM1758, 1.69%, 12/01/2019	4,683,310	4,680,812
Pool AM2208, 1.81%, 01/01/2020	718,025	720,722
Pool 471480, 1.93%, 06/01/2017	2,546,659	2,587,310
Pool AM1082, 2.21%, 10/01/2019	4,974,857	5,088,100
Pool 471510, 2.29%, 06/01/2019	1,660,992	1,701,520
Pool AM1363, 2.29%, 11/01/2022	2,340,353	2,346,523
Pool AM2024, 2.30%, 01/01/2023	6,129,506	6,111,072
Pool AM2274, 2.31%, 01/01/2023	1,919,317	1,924,444
Pool AM1114, 2.34%, 11/01/2022	3,579,177	3,600,062
Pool AM0344, 2.41%, 08/01/2022	5,803,623	5,877,958
Pool 470149, 2.42%, 02/01/2019	3,225,442	3,318,347
Pool AM3179, 2.42%, 04/01/2023	7,939,332	7,964,094
Pool AM0671, 2.45%, 09/01/2022	5,171,397	5,075,727
Pool AM1718, 2.46%, 02/01/2023	962,125	968,524
Pool AM2198, 2.48%, 01/01/2023	2,223,597	2,255,317
Pool AM2686, 2.51%, 03/01/2023	3,831,581	3,893,465
Pool AM3905, 2.57%, 07/01/2018	612,289	632,028
Pool AM8256, 2.57%, 03/01/2025	8,800,000	8,721,358
Pool AM8016, 2.60%, 02/01/2022	2,260,522	2,314,977
Pool 471831, 2.65%, 10/01/2022	3,130,189	3,210,133
Pool AM8148, 2.68%, 03/01/2027	5,000,000	4,985,972
Pool AM0043, 2.71%, 07/01/2022	598,848	616,899
Pool 469829, 2.72%, 12/01/2018	1,980,924	2,055,027
Pool 466487, 2.77%, 11/01/2017	4,042,570	4,170,927
Pool 468194, 2.80%, 06/01/2016	3,113,706	3,151,900
Pool AM8561, 2.82%, 04/01/2025	3,494,912	3,561,349
Pool 466009, 2.84%, 09/01/2017	2,308,414	2,381,347
Pool AM0414, 2.87%, 09/01/2027	2,250,000	2,266,037
Pool AM6234, 2.88%, 07/01/2021	2,204,131	2,301,323
Pool 471460, 2.88%, 06/01/2022	1,666,135	1,731,627
Pool 471204, 2.90%, 05/01/2022	797,211	829,656
Pool AM7627, 2.95%, 01/01/2025	8,000,000	8,206,660
Pool 471372, 2.96%, 05/01/2022	379,734	398,226
Pool AM7593, 2.96%, 01/01/2025	1,000,000	1,028,548
Pool AM8317, 2.96%, 03/01/2025	199,518	205,167
Pool AM3663, 2.97%, 07/01/2023	971,894	1,013,011
Pool AM7831, 3.04%, 01/01/2025	2,000,000	2,069,378
Pool AM6001, 3.05%, 06/01/2024	200,000	207,391
Pool 470211, 3.06%, 12/01/2021	2,368,371	2,483,442
Pool 470863, 3.06%, 04/01/2022	950,544	998,296
Pool 470607, 3.08%, 03/01/2022	759,504	798,578
Pool 470619, 3.10%, 03/01/2022	1,672,862	1,755,845
Pool 470756, 3.12%, 03/01/2022	1,720,564	1,718,863
Pool 471117, 3.12%, 05/01/2022	521,045	549,051
Pool 471333, 3.12%, 08/01/2022	3,772,095	3,962,396
Pool AM6769, 3.15%, 09/01/2024	2,970,359	3,105,524
Pool AM7796, 3.16%, 02/01/2022	1,965,691	2,072,524
Pool AM8227, 3.21%, 03/01/2033	2,139,620	2,187,385
Pool AM6620, 3.34%, 08/01/2024	2,076,096	2,198,869
Pool 470035, 3.36%, 01/01/2022	427,080	453,877

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount	Value
Pool 470414, 3.37%, 01/01/2022	$951,112	$980,811
Pool AM5883, 3.41%, 05/01/2024	2,000,000	2,131,905
Pool AM5986, 3.44%, 06/01/2026	5,000,000	5,307,676
Pool 469683, 3.54%, 11/01/2021	2,364,318	2,549,161
Pool AM6060, 3.55%, 06/01/2029	1,973,813	2,100,049
Pool 471656, 3.60%, 06/01/2030	781,248	830,413
Pool AM7220, 3.60%, 11/01/2032	1,042,973	1,114,993
Pool AM4667, 3.69%, 11/01/2023	1,177,380	1,278,539
Pool 466856, 3.74%, 12/01/2020	1,739,464	1,889,147
Pool AM7937, 3.77%, 06/01/2045 (a)	1,000,000	1,049,272
Pool AM3096, 3.79%, 05/01/2043	380,571	406,746
Pool 469075, 3.82%, 09/01/2021	711,228	775,546
Pool AM5901, 3.82%, 06/01/2029	2,964,349	3,227,140
Pool 466973, 3.85%, 01/01/2021	5,301,213	5,845,213
Pool 469548, 3.90%, 11/01/2021	1,679,139	1,840,089
Pool 469094, 3.90%, 09/01/2026	205,633	223,444
Pool 468980, 3.95%, 09/01/2021	757,217	831,023
Pool 468263, 3.98%, 06/01/2021	4,721,089	5,181,844
Pool 468648, 4.00%, 07/01/2021	2,354,332	2,570,431
Pool AM3918, 4.03%, 09/01/2028	1,000,000	1,099,930
Pool 467985, 4.08%, 05/01/2018	1,803,025	1,926,762
Pool AM4154, 4.08%, 08/01/2025	1,049,566	1,165,747
Pool 465585, 4.10%, 07/01/2020	1,027,568	1,126,844
Pool 466934, 4.10%, 01/01/2021	479,340	524,423
Pool AM2974, 4.10%, 04/01/2043	1,150,969	1,266,560
Pool 468410, 4.13%, 06/01/2021	355,742	392,654
Pool 470044, 4.15%, 01/01/2027	2,487,425	2,797,281
Pool AM5197, 4.20%, 01/01/2030	3,289,160	3,684,492
Pool 465435, 4.22%, 07/01/2020	444,780	490,233
Pool 467052, 4.23%, 01/01/2021	942,225	1,044,638
Pool 467899, 4.23%, 04/01/2021	444,895	492,808
Pool 469501, 4.28%, 11/01/2029	1,335,190	1,516,166
Pool 467460, 4.33%, 04/01/2021	753,599	838,507
Pool 464304, 4.36%, 01/01/2020	3,047,777	3,361,015
Pool AM5386, 4.37%, 03/01/2030	1,085,647	1,219,357
Pool 463873, 4.38%, 11/01/2019	416,676	458,179
Pool 464855, 4.38%, 04/01/2020	906,778	1,001,947
Pool 464772, 4.41%, 03/01/2020	1,821,648	2,016,194
Pool 467315, 4.46%, 02/01/2021	9,432,493	10,563,594
Pool 467732, 4.57%, 04/01/2021	282,115	317,863
Pool 465256, 4.65%, 06/01/2020	1,997,185	2,219,781
Pool 469625, 4.68%, 11/01/2041	2,439,611	2,855,764
Pool 464133, 4.85%, 01/01/2025	2,055,041	2,324,473
Pool 387659, 4.88%, 12/01/2015	814,266	825,947
Pool 387560, 4.98%, 09/01/2015	418,482	420,768
Pool 387517, 5.02%, 08/01/2020	630,362	709,615
Pool 463944, 5.06%, 12/01/2024	2,025,757	2,371,204
Pool 873236, 5.09%, 02/01/2016	510,273	519,833
Pool 466907, 5.13%, 03/01/2026	401,877	459,412
Pool 387215, 5.19%, 01/01/2023	449,716	506,136
Pool 465394, 5.20%, 03/01/2026	540,830	618,923
Pool 385993, 5.23%, 04/01/2021	3,625,006	4,006,876
Pool 463895, 5.25%, 10/01/2025	3,228,833	3,754,785
Pool 468996, 5.27%, 06/01/2029	1,189,744	1,333,014
Pool 468520, 5.29%, 01/01/2028	1,420,850	1,647,844

The accompanying notes are an integral part of the financial statements.

10 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 958081, 5.36%, 01/01/2019	$2,991,635	$3,345,686
Pool 873470, 5.42%, 03/01/2016	1,500,722	1,536,103
Pool 464523, 5.51%, 07/01/2024	1,062,022	1,262,236
Pool 874487, 5.52%, 05/01/2025	509,815	607,655
Pool 463144, 5.54%, 08/01/2024	1,469,997	1,665,434
Pool 873550, 5.55%, 04/01/2024	232,819	271,362
Pool 463000, 5.58%, 08/01/2021	1,265,146	1,411,533
Pool 467505, 5.66%, 03/01/2023	829,837	982,258
Pool 874481, 5.75%, 04/01/2022	3,554,394	4,058,145
Pool 463507, 5.76%, 03/01/2027	3,413,682	4,048,840
Pool 464296, 5.86%, 01/01/2028 (a)	1,895,131	1,895,131
Pool 873731, 5.88%, 07/01/2023	1,239,293	1,420,500
Pool 465990, 5.94%, 07/01/2027	471,184	564,759
Pool 387005, 5.95%, 06/01/2022	356,004	413,429
Pool 873949, 5.95%, 09/01/2024	1,282,099	1,458,007
Pool 463657, 5.96%, 10/01/2027	1,131,335	1,363,825
Pool 463839, 5.96%, 11/01/2027	669,031	801,779
Pool 873679, 6.10%, 06/01/2024	450,207	521,126
Pool 467914, 6.10%, 04/01/2041	527,262	650,701
Pool 463997, 6.12%, 12/01/2027	967,950	1,101,341
Pool 958614, 6.22%, 04/01/2027	369,872	435,743
Pool 464836, 6.23%, 03/01/2028	1,726,718	1,979,600
Pool 465259, 6.29%, 04/01/2028	1,273,811	1,467,556
Pool 385229, 6.33%, 09/01/2017	1,089,257	1,164,414
Pool 465260, 6.33%, 06/01/2028	1,561,898	1,802,521
Pool 464254, 6.34%, 11/01/2027	2,542,837	2,863,431
Pool 464969, 6.34%, 04/01/2028	2,581,950	3,071,285
Pool 464890, 6.37%, 04/01/2028	1,469,518	1,677,498
Pool 874736, 6.43%, 10/01/2025	452,435	520,588
Pool 464632, 6.50%, 02/01/2028	489,801	597,421
Pool 465588, 6.55%, 07/01/2028	592,976	731,885
Pool 466756, 6.59%, 12/01/2028	1,804,348	2,291,921
Pool 464473, 6.60%, 02/01/2040	1,075,048	1,342,074
Pool 464573, 6.72%, 02/01/2040	2,260,179	3,001,685
Pool 466595, 6.78%, 11/01/2025	3,696,787	4,526,591
Pool 469854, 8.26%, 12/01/2026	1,610,166	1,963,873
		312,895,571
FNMA Single Family - 23.91%
Pool AB5779, 3.00%, 07/01/2042	276,802	280,914
Pool AB6333, 3.00%, 09/01/2042	1,885,220	1,917,537
Pool AP7482, 3.00%, 09/01/2042	895,473	910,850
Pool AP9712, 3.00%, 09/01/2042	1,860,490	1,892,435
Pool AB6817, 3.00%, 10/01/2042	350,587	356,608
Pool AB7486, 3.00%, 12/01/2042	2,143,927	2,180,352
Pool AR5591, 3.00%, 01/01/2043	568,238	577,993
Pool AB8571, 3.00%, 02/01/2043	3,284,913	3,341,259
Pool AR1739, 3.00%, 02/01/2043	1,015,677	1,033,085
Pool AT1983, 3.00%, 04/01/2043	2,827,980	2,873,226
Pool AB9496, 3.00%, 05/01/2043	648,003	659,008
Pool AR6415, 3.00%, 05/01/2043	1,617,820	1,644,235
Pool AT0343, 3.00%, 05/01/2043	1,364,822	1,386,426
Pool TBA, 3.50%, 06/01/2041	3,549,900	3,710,477
Pool AK2387, 3.50%, 02/01/2042	808,001	846,802
Pool AO0836, 3.50%, 05/01/2042	1,629,405	1,705,633
Pool AO3210, 3.50%, 06/01/2042	799,901	838,196

The accompanying notes are an integral part of the financial statements.

11

	Principal Amount	Value
Pool AP2097, 3.50%, 08/01/2042	$360,191	$377,272
Pool AS0092, 3.50%, 07/01/2043	1,944,321	2,034,192
Pool AU1769, 3.50%, 08/01/2043	2,297,865	2,404,078
Pool AX3104, 3.50%, 09/01/2044	1,247,475	1,307,360
Pool AX0901, 3.50%, 10/01/2044	4,001,867	4,186,842
Pool AS3724, 3.50%, 11/01/2044	7,156,547	7,487,338
Pool AX2559, 3.50%, 11/01/2044	2,808,522	2,943,631
Pool AS3925, 3.50%, 12/01/2044	1,897,296	1,984,994
Pool AX4858, 3.50%, 12/01/2044	7,650,074	8,003,678
Pool AY1745, 3.50%, 12/01/2044	1,187,693	1,242,590
Pool AS4238, 3.50%, 01/01/2045	1,492,538	1,561,526
Pool AX7551, 3.50%, 01/01/2045	4,334,848	4,535,215
Pool AS4392, 3.50%, 02/01/2045	1,267,495	1,326,082
Pool AY4388, 3.50%, 02/01/2045	1,970,415	2,068,202
Pool AS4536, 3.50%, 03/01/2045	4,638,693	4,853,104
Pool AX9585, 3.50%, 03/01/2045	4,800,671	5,022,568
Pool AY5019, 3.50%, 03/01/2045	4,549,059	4,759,326
Pool AS4738, 3.50%, 04/01/2045	10,798,543	11,297,676
Pool AY1387, 3.50%, 04/01/2045	2,651,727	2,774,296
Pool AS4913, 3.50%, 05/01/2045	11,958,382	12,511,125
Pool AY3458, 3.50%, 05/01/2045	8,586,718	8,983,615
Pool AY8252, 3.50%, 05/01/2045	2,440,523	2,553,329
Pool AY8271, 3.50%, 05/01/2045	1,956,620	2,047,059
Pool AS5117, 3.50%, 06/01/2045	11,603,083	12,139,403
Pool AZ2274, 3.50%, 06/01/2045	4,488,163	4,691,181
Pool AC1837, 4.00%, 08/01/2039	441,951	474,272
Pool AE5434, 4.00%, 10/01/2040	570,683	611,449
Pool AE9905, 4.00%, 10/01/2040	587,753	629,483
Pool AE7634, 4.00%, 11/01/2040	759,794	815,400
Pool AE7705, 4.00%, 11/01/2040	595,571	638,752
Pool AE8205, 4.00%, 11/01/2040	400,577	429,729
Pool AE8779, 4.00%, 12/01/2040	136,818	146,715
Pool AH0540, 4.00%, 12/01/2040	106,016	113,208
Pool AH2978, 4.00%, 01/01/2041	610,482	654,111
Pool AH2979, 4.00%, 01/01/2041	327,114	352,196
Pool AH5274, 4.00%, 01/01/2041	1,322,898	1,417,480
Pool AH5643, 4.00%, 01/01/2041	622,629	664,997
Pool AH5665, 4.00%, 02/01/2041	1,123,776	1,206,336
Pool AH5670, 4.00%, 02/01/2041	711,499	763,381
Pool AH5671, 4.00%, 02/01/2041	608,677	652,111
Pool AH5672, 4.00%, 02/01/2041	373,153	401,993
Pool AH6770, 4.00%, 03/01/2041	565,328	603,615
Pool AH7282, 4.00%, 03/01/2041	895,876	959,953
Pool AH8877, 4.00%, 04/01/2041	372,078	400,778
Pool AI0124, 4.00%, 04/01/2041	92,606	98,906
Pool AI9871, 4.00%, 09/01/2041	1,403,093	1,503,288
Pool AJ3460, 4.00%, 09/01/2041	538,073	576,408
Pool AJ4024, 4.00%, 10/01/2041	896,621	960,602
Pool AJ5285, 4.00%, 11/01/2041	888,071	952,920
Pool AJ7662, 4.00%, 12/01/2041	906,957	971,616
Pool AU9998, 4.00%, 09/01/2043	2,357,960	2,518,524
Pool AS0716, 4.00%, 10/01/2043	5,645,474	6,032,772
Pool AU6713, 4.00%, 10/01/2043	2,079,232	2,230,487
Pool AU6721, 4.00%, 10/01/2043	4,139,895	4,422,316
Pool AU8404, 4.00%, 10/01/2043	1,333,294	1,424,756

The accompanying notes are an integral part of the financial statements.

12 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AV0191, 4.00%, 10/01/2043	$757,809	$809,358
Pool AV0214, 4.00%, 10/01/2043	1,877,273	2,004,976
Pool AS0929, 4.00%, 11/01/2043	4,853,603	5,183,376
Pool AU6992, 4.00%, 11/01/2043	1,702,328	1,833,492
Pool AU6999, 4.00%, 11/01/2043	2,910,957	3,137,021
Pool AU7007, 4.00%, 11/01/2043	6,259,481	6,684,922
Pool AS1368, 4.00%, 12/01/2043	4,769,527	5,093,576
Pool AV0670, 4.00%, 12/01/2043	8,073,976	8,622,958
Pool AS1427, 4.00%, 01/01/2044	1,798,435	1,930,372
Pool AV2348, 4.00%, 01/01/2044	7,895,079	8,433,778
Pool AV6342, 4.00%, 01/01/2044	1,964,258	2,099,257
Pool AW0278, 4.00%, 01/01/2044	2,429,062	2,606,719
Pool AS1671, 4.00%, 02/01/2044	1,518,443	1,622,001
Pool AV5020, 4.00%, 02/01/2044	7,178,006	7,668,670
Pool AS1877, 4.00%, 03/01/2044	1,150,394	1,228,855
Pool AV7087, 4.00%, 03/01/2044	6,888,798	7,357,099
Pool AS2127, 4.00%, 04/01/2044	2,029,790	2,168,633
Pool AV7157, 4.00%, 04/01/2044	9,641,416	10,301,335
Pool AW0985, 4.00%, 05/01/2044	10,033,670	10,722,092
Pool AW3597, 4.00%, 06/01/2044	6,952,025	7,429,415
Pool AW5358, 4.00%, 06/01/2044	1,350,862	1,442,983
Pool AW6680, 4.00%, 06/01/2044	2,388,174	2,552,044
Pool AS2826, 4.00%, 07/01/2044	14,255,370	15,230,992
Pool AW8968, 4.00%, 07/01/2044	3,470,092	3,705,882
Pool AS3009, 4.00%, 08/01/2044	5,826,395	6,226,465
Pool AW8540, 4.00%, 08/01/2044	4,610,161	4,926,976
Pool AW9273, 4.00%, 08/01/2044	1,745,845	1,865,820
Pool AS3247, 4.00%, 09/01/2044	2,684,387	2,867,579
Pool AS3493, 4.00%, 10/01/2044	2,403,162	2,568,921
Pool AX0902, 4.00%, 10/01/2044	3,005,894	3,213,702
Pool AX3165, 4.00%, 10/01/2044	3,487,746	3,725,427
Pool AS3951, 4.00%, 11/01/2044	1,080,870	1,159,927
Pool AX2558, 4.00%, 11/01/2044	1,016,502	1,090,855
Pool AX4856, 4.00%, 12/01/2044	3,028,197	3,249,697
Pool AX7550, 4.00%, 12/01/2044	1,103,475	1,183,852
Pool AY5025, 4.00%, 03/01/2045	4,237,217	4,530,484
Pool AY8277, 4.00%, 05/01/2045	1,310,969	1,401,522
Pool AC4095, 4.50%, 09/01/2039	17,288	18,827
Pool 890226, 4.50%, 08/01/2040	9,794,575	10,682,476
Pool AD8493, 4.50%, 08/01/2040	855,214	936,032
Pool AE3014, 4.50%, 09/01/2040	714,641	779,516
Pool AE7635, 4.50%, 10/01/2040	240,609	261,561
Pool AH5666, 4.50%, 01/01/2041	188,662	205,083
Pool AH5644, 4.50%, 02/01/2041	452,285	496,743
Pool AH6769, 4.50%, 03/01/2041	2,764,554	3,036,151
Pool AH7512, 4.50%, 03/01/2041	795,328	872,794
Pool AH8880, 4.50%, 04/01/2041	844,943	930,697
Pool AH8881, 4.50%, 04/01/2041	1,271,903	1,391,240
Pool AI0125, 4.50%, 04/01/2041	1,002,874	1,089,966
Pool AI2268, 4.50%, 04/01/2041	1,077,560	1,175,397
Pool AI3491, 4.50%, 06/01/2041	3,166,873	3,455,045
Pool AI5362, 4.50%, 06/01/2041	2,400,382	2,618,882
Pool AI6148, 4.50%, 07/01/2041	798,811	871,277
Pool AI6155, 4.50%, 07/01/2041	2,519,204	2,749,621
Pool AI8446, 4.50%, 07/01/2041	582,922	635,351

The accompanying notes are an integral part of the financial statements.

13

	Principal Amount	Value
Pool AI8166, 4.50%, 08/01/2041	$2,079,737	$2,269,415
Pool AI8167, 4.50%, 08/01/2041	1,632,931	1,781,367
Pool AI9872, 4.50%, 09/01/2041	1,085,272	1,184,650
Pool AJ4025, 4.50%, 10/01/2041	978,540	1,067,975
Pool AV0226, 4.50%, 10/01/2043	863,162	944,737
Pool AV6346, 4.50%, 01/01/2044	887,343	964,976
Pool 890230, 5.00%, 07/01/2040	11,666,363	12,969,008
Pool AD8500, 5.00%, 08/01/2040	875,001	973,066
Pool AH6772, 5.00%, 03/01/2041	233,978	260,137
Pool AH8879, 5.00%, 04/01/2041	486,286	540,656
Pool AI3492, 5.00%, 06/01/2041	632,554	703,886
Pool AI6154, 5.00%, 07/01/2041	548,982	613,798
Pool 890246, 5.50%, 11/01/2038	3,780,083	4,276,191
Pool 890247, 6.00%, 09/01/2038	6,367,921	7,296,140
Pool 886136, 6.50%, 07/01/2036	196,122	225,762
Pool 900106, 6.50%, 08/01/2036	69,019	79,450
Pool 900649, 6.50%, 09/01/2036	180,444	207,715
Pool 947771, 6.50%, 09/01/2037	104,930	120,788
		399,446,681
GNMA Multifamily - 23.49%
Pool 2013-73, 0.98%, 12/16/2035	845,334	834,310
Pool 2013-45, 1.45%, 10/16/2040	1,324,557	1,307,293
Pool 2013-61 A, 1.45%, 01/16/2043	586,989	577,806
Pool 2013-30 A, 1.50%, 05/16/2042	1,540,059	1,516,106
Pool 2013-85 A, 1.55%, 09/16/2046	2,810,064	2,695,034
Pool 2013-7 AC, 1.60%, 03/16/2047	2,254,337	2,200,342
Pool 2012-27 A, 1.61%, 07/16/2039	1,208,848	1,194,379
Pool 2012-139 AB, 1.67%, 02/16/2053	434,760	413,218
Pool 2013-118, 1.70%, 06/16/2036	4,528,145	4,503,983
Pool 2013-50, 1.73%, 05/16/2045	1,705,072	1,636,929
Pool 2013-29 AB, 1.77%, 10/16/2045	2,596,397	2,545,084
Pool 2012-144 AD, 1.77%, 01/16/2053	2,682,209	2,592,467
Pool 2013-179 A, 1.80%, 07/16/2037	2,500,135	2,489,839
Pool 2012-99 AE, 1.80%, 02/16/2048	4,850,563	4,655,517
Pool 2013-12 AB, 1.83%, 11/16/2052	289,555	282,331
Pool 2013-72, 1.88%, 05/16/2046	5,884,829	5,726,021
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	2,082,101	2,019,103
Pool 2014-168 A, 1.90%, 06/16/2041	889,566	893,715
Pool 2012-150 AB, 1.90%, 08/16/2044	222,195	218,945
Pool 2012-120 A, 1.90%, 02/16/2053	3,604,429	3,518,636
Pool 2014-52 A, 1.95%, 09/16/2036	954,180	960,657
Pool 2013-154 A, 1.95%, 02/16/2044	2,392,987	2,404,983
Pool 2013-155 A, 1.95%, 03/16/2044	6,607,477	6,591,784
Pool 2012-83 AB, 1.98%, 05/16/2045	3,679,504	3,620,521
Pool 2013-176 AB, 2.00%, 11/16/2038	1,309,926	1,308,720
Pool 2013-107 A, 2.00%, 05/16/2040	167,467	166,355
Pool 2013-92 AB, 2.00%, 02/16/2043	1,659,827	1,665,758
Pool 2013-143, 2.00%, 04/16/2043	240,985	240,434
Pool 2013-128 AB, 2.00%, 10/16/2051	3,400,444	3,326,668
Pool 2012-72 AB, 2.03%, 02/16/2046	1,725,145	1,694,959
Pool AA7789, 2.04%, 11/15/2052	7,107,554	6,853,527
Pool 2012-112 AD, 2.09%, 02/16/2053	1,740,306	1,694,969
Pool 2012-2 AB, 2.11%, 03/16/2037	1,010,530	1,014,676
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	359,287	349,575
Pool AA8478, 2.15%, 05/15/2035	381,407	368,905

The accompanying notes are an integral part of the financial statements.

14 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AA8479, 2.15%, 11/15/2035	$790,730	$764,799
Pool 2014-67 A, 2.15%, 05/16/2039	3,751,431	3,788,735
Pool 2014-13 BA, 2.15%, 06/16/2040	2,900,487	2,921,956
Pool 2012-70 AB, 2.18%, 08/16/2052	815,321	796,788
Pool 2011-58 A, 2.19%, 10/16/2033	78,536	78,738
Pool 2012-58 B, 2.20%, 03/16/2044	1,700,000	1,661,908
Pool 2014-78 A2, 2.20%, 04/16/2047	4,446,914	4,470,514
Pool 2013-94 AB, 2.20%, 03/16/2054	599,217	590,495
Pool 2011-16 A, 2.21%, 11/16/2034	46,425	46,428
Pool 2011-31 A, 2.21%, 12/16/2035	625,104	627,344
Pool 2014-75 A, 2.21%, 06/16/2047	1,728,283	1,748,101
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	293,317
Pool AC5324, 2.23%, 09/15/2032	2,839,571	2,792,806
Pool 2012-111 AB, 2.25%, 09/16/2052	11,531,767	11,477,775
Pool 2014-29 AB, 2.30%, 01/16/2041	3,961,940	3,985,177
Pool 2014-130 CA, 2.30%, 11/16/2042	246,021	245,930
Pool 2014-135 CA, 2.30%, 01/16/2051	1,500,000	1,448,997
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	2,500,000	2,359,463
Pool 2014-15 AD, 2.40%, 08/16/2054 (b)	246,041	247,748
Pool 2011-109 A, 2.45%, 07/16/2032	68,844	68,804
Pool 778465, 2.45%, 09/15/2047	1,760,137	1,758,161
Pool AC9553, 2.47%, 02/15/2048	9,646,651	9,655,031
Pool AE4484, 2.50%, 06/15/2048	4,082,255	4,092,619
Pool 2013-193 AE, 2.50%, 10/16/2054	2,615,336	2,616,042
Pool 2011-161 B, 2.53%, 07/16/2038	610,000	617,430
Pool 2014-164 AN, 2.54%, 03/16/2055 (b)	10,786,077	10,828,564
Pool 2013-126 A, 2.55%, 10/16/2047 (b)	6,781,562	6,755,121
Pool 2014-153 AC, 2.60%, 06/16/2055	4,816,039	4,876,981
Pool 2015-67 AE, 2.60%, 10/16/2056	1,585,000	1,593,256
Pool 591746, 2.63%, 06/15/2048	845,730	848,851
Pool 2014-88, 2.64%, 06/16/2054 (b)	1,872,002	1,889,899
Pool 2015-33 AH, 2.65%, 02/16/2045	6,304,838	6,462,636
Pool AB8527, 2.65%, 04/15/2054	2,251,672	2,267,391
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	2,260,279	2,250,447
Pool 2014-125 A, 2.70%, 03/16/2047	1,974,800	2,007,704
Pool 2012-112 B, 2.70%, 01/16/2053	3,035,000	2,920,016
Pool 2014-175 AC, 2.70%, 08/15/2055	3,308,050	3,338,987
Pool AA1574, 2.73%, 07/15/2032	2,381,867	2,395,415
Pool AC3668, 2.73%, 04/15/2043	6,648,454	6,679,752
Pool 2010-156 AC, 2.76%, 03/16/2039	1,925,000	1,949,163
Pool 2015-6 AH, 2.80%, 05/16/2045 (b)	3,705,314	3,749,107
Pool 2014-89 AB, 2.80%, 05/16/2054	3,953,095	4,034,098
Pool 2014-186 AH, 2.80%, 08/16/2054	5,247,968	5,307,616
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	6,033,833	6,110,396
Pool 2012-35 A, 2.83%, 10/16/2043	129,810	132,445
Pool 2014-14 AC, 2.84%, 10/16/2046 (b)	4,103,618	4,169,814
Pool 2011-6 AC, 2.85%, 12/16/2037	437,046	438,240
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	827,078	838,916
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	2,718,184	2,755,043
Pool AA2216, 2.87%, 01/15/2054	929,221	957,153
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	8,844,224	8,980,337
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	3,104,917	3,152,434
Pool 2015-73 AG, 2.90%, 07/16/2056 (a)	3,100,000	3,157,641
Pool AD6658, 2.97%, 01/15/2036	1,545,123	1,589,852
Pool 2011-27 B, 3.00%, 09/16/2034	495,000	505,728

The accompanying notes are an integral part of the financial statements.

15

	Principal Amount	Value
Pool 2011-143 A, 3.00%, 07/16/2043	$5,526,329	$5,640,110
Pool 793935, 3.00%, 05/15/2047	286,171	294,735
Pool 777721, 3.00%, 07/15/2048	2,141,252	2,210,255
Pool 2014-135 AK, 3.00%, 08/16/2055 (b)	3,637,557	3,734,592
Pool 2015-47 B, 3.00%, 10/16/2055	3,600,000	3,546,227
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	2,260,000	2,178,984
Pool 2015-22 B, 3.00%, 07/16/2056 (b)	2,875,000	2,796,423
Pool AF4094, 3.05%, 08/15/2035	3,707,559	3,785,111
Pool 2014-164 BA, 3.05%, 09/16/2052	1,500,000	1,508,792
Pool 2014-47 AG, 3.09%, 02/16/2048	1,701,500	1,741,302
Pool AE4487, 3.10%, 02/15/2047	717,739	748,036
Pool AG9159, 3.12%, 10/15/2049	3,964,715	4,139,096
Pool AK7838, 3.21%, 05/15/2042	2,993,020	3,069,983
Pool 2012-9 A, 3.22%, 05/16/2039	896,977	912,575
Pool AK7840, 3.25%, 03/15/2050	2,177,825	2,250,853
Pool AI1113, 3.37%, 01/15/2050	2,985,703	3,203,748
Pool AE2122, 3.47%, 03/15/2049	4,624,083	4,976,475
Pool 2014-155 DC, 3.48%, 10/01/2047 (b)	2,300,000	2,326,261
Pool 777717, 3.50%, 01/15/2033	1,071,281	1,141,800
Pool 2014-24 C, 3.50%, 10/16/2043 (b)	3,875,000	3,978,881
Pool 2014-61 A, 3.50%, 02/16/2054 (b)	3,959,950	4,118,586
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	3,500,000	3,541,591
Pool AD8950, 3.51%, 09/15/2048	3,682,292	3,974,472
Pool AM0526, 3.51%, 05/15/2050	2,674,000	2,931,094
Pool AA8513, 3.60%, 03/15/2048	785,225	855,544
Pool AD8931, 3.60%, 07/15/2048	1,830,194	1,977,898
Pool AC6851, 3.62%, 08/15/2048	4,965,838	5,367,996
Pool AC6852, 3.62%, 08/15/2048	5,239,116	5,663,405
Pool AC6853, 3.62%, 08/15/2048	2,927,971	3,165,092
Pool 727108, 3.64%, 02/15/2047	1,330,139	1,456,869
Pool AE9650, 3.65%, 08/15/2048	3,026,562	3,195,297
Pool AG5019, 3.73%, 03/15/2049	5,905,659	6,430,167
Pool 661707, 3.75%, 12/15/2054	2,475,413	2,695,121
Pool AG7484, 3.83%, 03/15/2049	1,462,254	1,592,849
Pool 749013, 3.88%, 10/15/2049	480,735	529,517
Pool AH7386, 4.00%, 11/15/2053	2,000,000	2,185,524
Pool 768250, 4.01%, 08/15/2052	2,517,032	2,683,708
Pool AF8133, 4.12%, 06/15/2037	1,698,024	1,822,608
Pool 760521, 4.13%, 09/15/2053	7,475,445	8,010,275
Pool AH5333, 4.15%, 06/15/2040 (a)	1,164,908	1,297,451
Pool 749575, 4.25%, 11/15/2046	3,046,534	3,228,972
Pool 758139, 4.25%, 02/15/2053	193,028	209,781
Pool AF9883, 4.46%, 09/15/2042	4,043,803	4,547,176
Pool AH1337, 4.61%, 06/15/2055	1,725,000	1,869,096
Pool 749167, 4.64%, 04/15/2052	2,408,495	2,573,399
Pool AF8136, 4.70%, 04/15/2044	1,354,886	1,451,877
Pool AC6885, 4.85%, 08/15/2055	17,599,999	18,888,656
Pool 2009-5 B, 5.07%, 08/16/2049 (b)	3,976	4,002
Pool 712102, 5.15%, 11/15/2032	501,192	521,665
Pool 735994, 5.15%, 08/15/2051	1,012,503	1,075,480
Pool 734980, 5.25%, 11/15/2051	1,124,352	1,194,304
Pool 699710, 5.43%, 07/15/2044	375,584	389,238
Pool 653889, 5.88%, 01/15/2043	174,296	178,369
Pool 637911, 6.00%, 07/15/2035	390,971	390,496
Pool 636413, 6.25%, 04/15/2036	678,213	680,565

The accompanying notes are an integral part of the financial statements.

16 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 643896, 6.50%, 06/15/2049	$1,299,521	$1,344,366
		392,408,403
GNMA Single Family - 4.52%
Pool AD1699, 3.00%, 02/15/2043	3,944,504	4,055,088
Pool 778944, 3.50%, 03/15/2042	799,686	840,085
Pool 779075, 3.50%, 04/15/2042	1,078,618	1,132,670
Pool 779209, 3.50%, 05/15/2042	937,860	988,987
Pool 779354, 3.50%, 06/15/2042	1,118,172	1,173,968
Pool AB2735, 3.50%, 08/15/2042	1,106,234	1,161,399
Pool 737576, 4.00%, 11/15/2040	67,430	72,432
Pool 737712, 4.00%, 12/15/2040	1,401,614	1,506,786
Pool 757173, 4.00%, 12/20/2040	526,711	565,231
Pool 737837, 4.00%, 01/15/2041	1,185,867	1,273,984
Pool 759104, 4.00%, 01/15/2041	783,076	849,768
Pool 2759436, 4.00%, 01/20/2041	325,730	347,493
Pool 2759466, 4.00%, 01/20/2041	1,094,764	1,173,528
Pool 759191, 4.00%, 02/15/2041	628,761	679,398
Pool 2759301, 4.00%, 02/20/2041	856,715	916,115
Pool 2763042, 4.00%, 04/20/2041	148,004	158,791
Pool 738629, 4.00%, 08/15/2041	1,158,759	1,244,709
Pool 738630, 4.00%, 08/15/2041	756,668	820,884
Pool 770515, 4.00%, 08/15/2041	1,491,232	1,601,843
Pool 738735, 4.00%, 09/15/2041	1,502,724	1,615,982
Pool 738954, 4.00%, 11/15/2041	720,272	773,698
Pool 778766, 4.00%, 01/15/2042	1,239,683	1,339,279
Pool 778847, 4.00%, 02/15/2042	785,518	843,784
Pool AF3781, 4.00%, 09/15/2043	2,424,924	2,604,791
Pool AG8734, 4.00%, 12/15/2043	2,264,002	2,431,933
Pool 717198, 4.50%, 06/15/2039	865,122	948,141
Pool 714594, 4.50%, 07/15/2039	260,157	286,889
Pool 720208, 4.50%, 07/15/2039	801,310	892,537
Pool 726402, 4.50%, 10/15/2039	104,636	115,331
Pool 728954, 4.50%, 12/15/2039	572,247	628,078
Pool 729017, 4.50%, 01/15/2040	1,025,022	1,127,657
Pool 737051, 4.50%, 03/15/2040	521,479	571,103
Pool 737222, 4.50%, 05/15/2040	685,849	758,421
Pool 698160, 4.50%, 07/15/2040	844,227	924,563
Pool 748456, 4.50%, 08/15/2040	739,469	809,836
Pool 738152, 4.50%, 04/15/2041	1,040,111	1,141,056
Pool 762882, 4.50%, 04/15/2041	639,912	700,805
Pool 738267, 4.50%, 05/15/2041	794,089	873,129
Pool 763543, 4.50%, 05/15/2041	403,605	442,012
Pool 738397, 4.50%, 06/15/2041	1,668,856	1,836,703
Pool 770396, 4.50%, 06/15/2041	671,217	740,391
Pool 2783417, 4.50%, 08/20/2041	9,887,567	10,720,954
Pool 688624, 5.00%, 05/15/2038	366,051	410,706
Pool 411105, 5.00%, 01/15/2039	255,171	289,956
Pool 439079, 5.00%, 02/15/2039	232,889	263,473
Pool 646728, 5.00%, 03/15/2039	89,676	100,197
Pool 646750, 5.00%, 04/15/2039	147,697	164,852
Pool 646777, 5.00%, 05/15/2039	261,643	292,685
Pool 720288, 5.00%, 08/15/2039	627,297	711,212
Pool 722944, 5.00%, 08/15/2039	469,159	528,047
Pool 726290, 5.00%, 09/15/2039	965,674	1,097,455
Pool 723006, 5.00%, 10/15/2039	696,068	789,313

The accompanying notes are an integral part of the financial statements.

17

	Principal Amount	Value
Pool 726403, 5.00%, 10/15/2039	$545,754	$617,008
Pool 737055, 5.00%, 03/15/2040	588,530	658,615
Pool 658393, 5.00%, 06/15/2040	703,621	787,567
Pool 2783418, 5.00%, 06/20/2040	7,327,539	7,945,004
Pool 684677, 5.50%, 03/15/2038	352,495	400,415
Pool 684802, 5.50%, 04/15/2038	203,447	230,810
Pool 688625, 5.50%, 05/15/2038	288,499	328,043
Pool 2688636, 5.50%, 05/20/2038	385,402	430,770
Pool 690974, 5.50%, 06/15/2038	184,292	209,064
Pool 2690973, 5.50%, 06/20/2038	240,898	269,190
Pool 2691179, 5.50%, 06/20/2038	168,195	187,451
Pool 693574, 5.50%, 07/15/2038	79,497	90,178
Pool 2409120, 5.50%, 07/20/2038	370,544	415,215
Pool 2700671, 5.50%, 10/20/2038	355,051	396,841
Pool 411116, 5.50%, 01/15/2039	179,634	203,813
Pool 705998, 5.50%, 01/15/2039	135,452	153,652
Pool 2684988, 6.00%, 03/20/2038	312,710	355,588
Pool 688626, 6.00%, 05/15/2038	311,461	354,513
Pool 2688637, 6.00%, 05/20/2038	138,083	157,017
Pool 2693900, 6.00%, 07/20/2038	168,037	191,006
Pool 696513, 6.00%, 08/15/2038	195,217	222,192
Pool 2696843, 6.00%, 08/20/2038	280,622	319,761
Pool 699255, 6.00%, 09/15/2038	657,332	763,798
Pool 2698997, 6.00%, 09/20/2038	262,724	298,240
Pool 705999, 6.00%, 01/15/2039	281,288	320,124
Pool 2706407, 6.00%, 01/20/2039	73,924	84,042
Pool 582048, 6.50%, 01/15/2032	32,119	36,708
Pool 2696844, 6.50%, 08/20/2038	246,149	280,149
Pool 2698998, 6.50%, 09/20/2038	65,489	67,706
Pool 2706408, 6.50%, 01/20/2039	289,202	331,377
Pool 530199, 7.00%, 03/20/2031	55,219	56,784
		75,500,769
HUD - 0.89%
2011-A, 2.05%, 08/01/2019	800,000	821,107
TBA, 2.66%, 08/01/2016	1,000,000	1,025,688
2010-A, 3.30%, 08/01/2019	5,718,000	6,157,325
Regional, 4.48%, 08/01/2016	2,500,000	2,611,750
0614, 5.51%, 08/01/2020	1,000,000	1,057,809
0620, 5.77%, 08/01/2026	3,000,000	3,161,052
		14,834,731
Small Business Administration - 3.84%
Pool 507253, 0.50%, 05/25/2030 (b)	91,558	91,187
Pool 507766, 0.58%, 07/25/2031 (b)	107,127	106,888
Pool 508901, 0.60%, 07/25/2020 (b)	214,064	211,840
Pool 508206, 0.60%, 09/25/2032 (b)	80,609	80,514
Pool 508298, 0.60%, 01/25/2033 (b)	269,856	269,212
Pool 508506, 0.63%, 06/25/2033 (b)	336,041	333,548
Pool 508716, 0.82%, 06/25/2034 (b)	525,433	530,335
Pool 508890, 0.90%, 06/25/2020 (b)	228,248	228,641
Pool 4334715001, 1.25%, 01/05/2020 (b)	3,824	3,906
Pool American, 1.25%, 08/30/2022 (b)	750,034	783,838
Pool Cleburne, 1.25%, 08/30/2022 (b)	504,300	527,745
Pool Dairy Queen, 1.25%, 09/21/2022 (b)	153,115	157,426
Pool 509347, 1.25%, 11/25/2022 (b)	535,045	538,790
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (b)	86,500	88,970

The accompanying notes are an integral part of the financial statements.

18 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool Gentleden, 1.25%, 04/10/2023 (b)	$221,351	$227,771
Pool 509392, 1.25%, 07/25/2023 (b)	1,735,150	1,747,020
Pool Juice It Up, 1.25%, 09/19/2023 (b)	193,253	199,502
Pool 509409, 1.25%, 09/25/2023 (b)	1,442,508	1,453,520
Pool 509596, 1.25%, 11/25/2024 (b)	1,142,200	1,151,594
Pool 509670, 1.25%, 04/25/2025 (b)	972,802	1,014,514
Pool Charles Corner, 1.25%, 04/29/2034 (b)	510,679	533,349
Pool Chicago Taxi Parts, 1.25%, 04/29/2034 (b)	286,802	299,645
Pool 508969, 1.25%, 09/25/2035 (b)	397,868	411,123
Pool 508994, 1.25%, 01/25/2036 (b)	237,115	243,111
Pool 509084, 1.25%, 07/25/2036 (b)	261,287	270,496
Pool 509133, 1.25%, 09/25/2036 (b)	1,732,323	1,793,679
Pool 509225, 1.25%, 04/25/2037 (b)	1,596,816	1,645,280
Pool 509348, 1.25%, 02/25/2038 (b)	1,507,068	1,559,320
Pool 509350, 1.25%, 03/25/2038 (b)	2,549,702	2,625,804
Pool 509391, 1.25%, 06/25/2038 (b)	3,331,403	3,446,050
Pool C-Mai Enterprises, 1.25%, 10/15/2038 (b)	294,499	308,281
Pool 509417, 1.25%, 10/25/2038 (b)	2,916,471	3,019,496
Pool 509460, 1.25%, 01/25/2039 (b)	3,764,318	3,898,046
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (b)	306,476	320,903
Pool 509491, 1.25%, 02/25/2039 (b)	5,790,113	5,987,184
Pool 509541, 1.25%, 08/25/2039 (b)	2,083,632	2,151,655
Pool 509573, 1.25%, 09/25/2039 (b)	3,381,583	3,456,531
Pool 509575, 1.25%, 10/25/2039 (b)	3,501,117	3,580,445
Pool 509661, 1.25%, 03/25/2040 (b)	5,163,683	5,300,165
Pool 3046316007, 2.13%, 12/03/2032 (b)	242,516	248,980
Pool Premie, 3.08%, 08/29/2038 (b)	742,116	840,217
Pool Animal, 3.33%, 06/04/2023 (b)	376,298	414,041
Pool Dynamic, 3.58%, 08/05/2023 (b)	146,599	162,830
Pool Econolodge, 3.58%, 09/11/2037 (b)	873,532	1,008,445
Pool 522053, 3.77%, 05/25/2026 (b)	400,461	448,706
Pool 509647, 3.86%, 12/25/2026 (b)	994,332	1,112,531
Pool 521984, 3.91%, 10/25/2038 (b)	551,965	630,310
Pool 521967, 3.97%, 06/25/2038 (b)	3,246,187	3,711,809
Pool 521970, 4.08%, 07/25/2038 (b)	982,936	1,142,450
Pool 522029, 4.15%, 02/25/2039 (b)	127,645	147,922
Pool 522158, 4.16%, 01/25/2027 (b)	1,800,000	2,054,444
Pool 522020, 4.20%, 02/25/2026 (b)	447,317	501,518
Pool Joliba, 4.33%, 07/19/2023 (b)	316,972	358,714
Pool Schatz, 4.33%, 10/04/2023 (b)	30,093	34,174
Pool Valeri, 4.88%, 11/15/2023 (b)	74,226	85,070
Pool Buck Pizza, 5.23%, 07/15/2024	60,284	64,648
Pool 7530434005, 5.27%, 06/29/2024	72,575	77,858
Pool 3829225004, 6.08%, 11/05/2020	458,481	489,102
		64,131,093
Small Business Administration Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	29,811	33,136
2008-20E, 5.49%, 05/01/2028	100,113	110,551
		143,687
USDA Loans - 0.09%
Pool FSAA & BParent, 4.33%, 08/01/2039 (b)	140,504	148,471

The accompanying notes are an integral part of the financial statements.

19

	Principal Amount	Value
Pool Highland, 5.28%, 07/14/2024	$953,017	$1,021,247
Pool Manuukaq Association, 5.60%, 04/01/2019 (b)	350,001	386,226
		1,555,944
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,274,906,676)		1,294,832,227

MUNICIPAL BONDS - 21.11%
Arkansas - 0.13%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	250,000	248,403
Jonesboro Economic Development Revenue Authority
3.00%, 10/01/2017	500,000	503,920
3.38%, 10/01/2018	305,000	307,723
3.85%, 10/01/2019	225,000	227,338
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	429,509
3.40%, 11/01/2020	450,000	461,403
		2,178,296
California - 0.83%
California Statewide Communities Development Authority
0.12%, 05/15/2037 (b) (c)	3,200,000	3,200,000
5.30%, 04/01/2016	190,000	190,566
Livermore Redevelopment Agency
0.10%, 07/15/2039 (b)	3,600,000	3,600,000
Los Angeles Community Development & Redevelopment Agency
6.25%, 09/01/2017	250,000	276,458
Los Angeles County Redevelopment Authority
0.48%, 12/01/2015	2,400,000	2,396,856
1.00%, 12/01/2016	1,600,000	1,594,800
Napa Community Redevelopment Agency
5.60%, 09/01/2018	350,000	350,364
Sacramento County Housing Authority
0.15%, 07/15/2035 (b)	305,000	305,000
7.65%, 09/01/2015	55,000	55,229
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,851,968
		13,821,241
Connecticut - 0.04%
Connecticut State Housing Finance Authority
5.83%, 11/15/2016	645,000	655,546

Delaware - 0.45%
Delaware State Housing Authority
2.65%, 11/01/2041	7,825,000	7,504,723
5.20%, 07/01/2025 (c)	15,000	15,038
		7,519,761
District of Columbia - 0.09%
District of Columbia
3.88%, 06/15/2045	1,592,781	1,567,456

The accompanying notes are an integral part of the financial statements.

20 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Florida - 0.69%
Florida State Housing Finance Corp.
0.11%, 09/15/2032 (b) (c)	$135,000	$135,000
0.11%, 06/01/2048 (b) (c)	1,100,000	1,100,000
2.80%, 07/01/2041	3,236,556	3,183,023
2.80%, 07/01/2041	6,482,337	6,375,119
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	70,000	70,208
Pinellas County Health Facilities Authority
0.10%, 12/01/2024 (b)	245,000	245,000
Pinellas County Housing Finance Authority
0.12%, 10/01/2048 (b)	400,000	400,000
		11,508,350
Illinois - 0.78%
Illinois State Housing Development Authority
0.09%, 08/01/2034 (b) (c)	6,920,000	6,920,000
0.68%, 08/01/2015	75,000	74,995
0.78%, 02/01/2016	665,000	664,475
0.87%, 08/01/2016	675,000	674,069
1.05%, 02/01/2017	690,000	689,938
1.23%, 08/01/2017	1,060,000	1,059,883
2.70%, 01/01/2020	650,000	652,269
2.80%, 07/01/2020	565,000	567,226
3.05%, 07/01/2021	500,000	502,670
3.27%, 07/01/2022	495,000	497,143
3.37%, 01/01/2023	250,000	250,995
3.62%, 01/01/2025	290,000	288,657
3.62%, 07/01/2025	250,000	248,802
		13,091,122
Indiana - 0.14%
Elkhart Indiana County
0.16%, 09/01/2043 (b)	230,000	230,000
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	294,562
Indiana State Housing & Community Development Authority
5.51%, 01/01/2039	755,000	756,080
5.90%, 01/01/2037	445,000	460,446
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	475,000	542,127
		2,283,215
Iowa - 0.08%
Hawkeye Community College
2.60%, 06/01/2022	245,000	246,181
Iowa State Finance Authority
2.30%, 09/01/2040	1,042,966	1,012,959
Kirkwood Community College
2.50%, 06/01/2017	120,000	123,329
		1,382,469
Kentucky - 1.18%
Kentucky State Housing Corp.
0.94%, 01/01/2017	1,245,000	1,242,958
2.34%, 01/01/2018	1,585,000	1,616,145
2.39%, 01/01/2020	340,000	348,286
2.54%, 07/01/2020	230,000	236,412

The accompanying notes are an integral part of the financial statements.

21

	Principal Amount	Value
2.55%, 07/01/2020	$1,435,000	$1,447,212
2.88%, 01/01/2022	300,000	310,320
2.93%, 07/01/2022	335,000	346,001
3.00%, 11/01/2041	9,760,000	9,757,658
3.38%, 01/01/2025	165,000	168,110
4.25%, 07/01/2033	3,175,000	3,266,027
5.75%, 07/01/2037	615,000	615,972
5.77%, 07/01/2037	210,000	210,450
6.06%, 07/01/2036	75,000	75,798
		19,641,349
Maine - 0.20%
Maine State Health & Higher Educational Facilities Authority
2.30%, 07/01/2015	310,000	310,273
Maine State Housing Authority
0.86%, 11/15/2015	1,000,000	1,000,660
1.44%, 11/15/2017	860,000	857,119
4.00%, 11/15/2024 (c)	1,165,000	1,221,689
		3,389,741
Maryland - 0.72%
Maryland State Community Development Administration
0.09%, 12/01/2040 (b) (c)	1,200,000	1,200,000
2.36%, 09/01/2018	150,000	152,976
2.49%, 03/01/2019	450,000	458,433
2.86%, 09/01/2040	2,390,000	2,439,401
3.35%, 03/01/2023	705,000	720,771
4.00%, 09/01/2025	4,140,000	4,282,996
6.07%, 09/01/2037	1,380,000	1,395,939
Montgomery County
4.00%, 05/01/2016	1,175,000	1,206,396
4.60%, 05/01/2026	200,000	215,938
		12,072,850
Massachusetts - 0.98%
Chelsea
5.25%, 01/15/2016	260,000	266,593
6.00%, 01/15/2018	260,000	285,714
Massachusetts State Development Finance Agency
0.08%, 07/01/2046 (b)	100,000	100,000
4.32%, 04/01/2018	740,000	789,802
Massachusetts State Housing Finance Agency
1.53%, 06/01/2018	325,000	326,472
1.66%, 12/01/2018	845,000	848,955
1.80%, 06/01/2019	195,000	194,926
1.93%, 12/01/2019	895,000	897,676
2.06%, 06/01/2020	915,000	914,735
2.06%, 12/01/2020	105,000	104,122
2.21%, 06/01/2018	210,000	211,859
2.51%, 06/01/2019	160,000	161,248
2.61%, 12/01/2019	600,000	604,368
3.09%, 06/01/2020	200,000	205,298
3.19%, 12/01/2020	315,000	329,058
4.50%, 04/15/2054	3,982,805	3,982,566
4.71%, 12/01/2037	1,995,000	2,027,399
5.21%, 12/01/2016	705,000	712,120

The accompanying notes are an integral part of the financial statements.

22 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
5.55%, 06/01/2025	$1,510,000	$1,570,370
5.96%, 06/01/2017	565,000	591,126
6.50%, 12/01/2039	1,160,000	1,250,480
		16,374,887
Michigan - 0.08%
Michigan State Housing Development Authority
0.10%, 06/01/2038 (b) (c)	1,260,000	1,260,000

Minnesota - 0.05%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	85,000	85,133
6.30%, 07/01/2023	745,000	759,498
		844,631
Mississippi - 0.19%
Mississippi State
0.78%, 11/01/2015	3,000,000	3,004,590
1.90%, 12/01/2019	145,000	145,697
		3,150,287
Missouri - 0.02%
Missouri State Housing Development Commission
2.65%, 11/01/2041	390,000	394,204

Nevada - 0.00%
Nevada State Housing Division
5.11%, 04/01/2017	5,000	4,988

New Hampshire - 0.09%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	1,140,000	1,212,641
5.70%, 01/01/2035	310,000	310,514
		1,523,155
New Jersey - 1.64%
New Jersey State Environmental Infrastructure Trust
3.15%, 09/01/2024	270,000	275,567
3.38%, 09/01/2025	280,000	286,370
4.00%, 09/01/2028	195,000	201,995
New Jersey State Housing & Mortgage Finance Agency
1.90%, 11/01/2015	135,000	135,065
2.01%, 11/01/2018	1,365,000	1,368,754
2.13%, 11/01/2016	145,000	146,459
2.35%, 11/01/2019	550,000	552,041
2.38%, 11/01/2017	80,000	81,076
2.65%, 11/01/2020	1,010,000	1,017,262
2.70%, 05/01/2019	360,000	365,422
2.78%, 05/01/2021	1,000,000	1,008,680
2.80%, 11/01/2019	375,000	381,889
2.99%, 11/01/2019	100,000	101,795
3.03%, 05/01/2022	1,000,000	1,008,200
3.05%, 05/01/2020	390,000	400,643
3.27%, 11/01/2020	100,000	102,299
3.35%, 11/01/2020	395,000	409,765
3.42%, 05/01/2023	2,850,000	2,872,116
3.45%, 05/01/2021	405,000	420,969
3.55%, 11/01/2021	425,000	443,028

The accompanying notes are an integral part of the financial statements.

23

	Principal Amount	Value
3.57%, 11/01/2021	$70,000	$72,203
3.65%, 05/01/2022	430,000	447,299
3.72%, 11/01/2022	125,000	126,611
3.80%, 11/01/2022	450,000	470,713
3.90%, 05/01/2023	460,000	476,174
4.00%, 11/01/2023	475,000	492,565
4.10%, 05/01/2024	485,000	504,468
4.20%, 11/01/2024	505,000	525,185
4.57%, 11/01/2027	900,000	904,086
4.88%, 11/01/2029	2,500,000	2,580,125
4.89%, 11/01/2032	1,435,000	1,435,933
5.09%, 11/01/2043	4,785,000	4,839,501
5.93%, 11/01/2028	1,625,000	1,664,406
6.13%, 11/01/2037	1,315,000	1,344,048
		27,462,712
New Mexico - 0.19%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	941,464	903,579
5.42%, 01/01/2016	80,000	81,096
6.15%, 01/01/2038	290,000	292,375
UNM Sandoval Regional Medical Center
4.50%, 07/20/2036	1,825,000	1,857,832
		3,134,882
New York - 5.89%
Housing Development Corp.
2.24%, 05/01/2020	800,000	796,424
2.49%, 05/01/2021	130,000	129,479
2.64%, 11/01/2021	750,000	746,828
2.74%, 05/01/2022	710,000	706,400
2.84%, 11/01/2022	1,000,000	994,680
2.95%, 05/01/2022	1,610,000	1,614,878
2.98%, 05/01/2023	1,245,000	1,234,617
3.03%, 11/01/2023	500,000	495,635
3.05%, 11/01/2022	705,000	708,716
3.11%, 05/01/2023	1,525,000	1,537,871
3.16%, 11/01/2023	1,550,000	1,563,857
3.18%, 05/01/2024	1,070,000	1,059,471
3.23%, 11/01/2024	725,000	717,576
3.28%, 05/01/2025	220,000	217,296
3.31%, 11/01/2024	1,610,000	1,621,962
3.33%, 11/01/2025	750,000	740,445
New York City Housing Development Corp.
0.90%, 11/01/2015	1,205,000	1,204,373
1.00%, 11/01/2015	500,000	499,795
1.11%, 05/01/2016	1,570,000	1,568,744
1.15%, 02/01/2016	210,000	210,013
1.16%, 11/01/2015	605,000	605,073
1.16%, 05/01/2017	910,000	906,060
1.17%, 05/01/2016	900,000	899,793
1.25%, 11/01/2015	800,000	800,456
1.31%, 11/01/2016	1,205,000	1,203,566
1.31%, 11/01/2016	1,595,000	1,593,038
1.34%, 08/01/2016	500,000	500,315
1.40%, 05/01/2016	655,000	656,212
1.44%, 11/01/2016	500,000	500,310

The accompanying notes are an integral part of the financial statements.

24 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
1.44%, 05/01/2017	$1,215,000	$1,217,284
1.54%, 02/01/2017	515,000	516,221
1.57%, 11/01/2016	700,000	701,652
1.59%, 05/01/2017	785,000	788,689
1.59%, 11/01/2017	1,225,000	1,225,576
1.71%, 08/01/2015	1,630,000	1,631,891
1.73%, 05/01/2017	780,000	785,717
1.73%, 08/01/2017	730,000	735,336
1.74%, 05/01/2018	1,240,000	1,240,521
1.75%, 11/01/2017	550,000	552,722
1.87%, 11/01/2018	1,255,000	1,263,070
1.91%, 02/01/2016	1,655,000	1,659,253
2.01%, 05/01/2019	1,270,000	1,269,390
2.04%, 11/01/2018	805,000	814,700
2.11%, 08/01/2016	1,665,000	1,672,476
2.26%, 11/01/2018	630,000	642,064
2.30%, 05/01/2016	2,130,000	2,151,257
2.31%, 02/01/2017	1,685,000	1,702,237
2.43%, 05/01/2019	720,000	731,722
2.50%, 11/01/2016	2,160,000	2,193,221
2.51%, 08/01/2017	1,710,000	1,732,623
2.59%, 11/01/2019	820,000	836,015
2.71%, 02/01/2018	1,730,000	1,760,552
2.77%, 11/01/2021	1,295,000	1,300,491
2.79%, 05/01/2017	2,195,000	2,254,836
2.91%, 08/01/2018	1,750,000	1,786,400
3.11%, 02/01/2019	1,775,000	1,811,707
3.26%, 08/01/2019	1,805,000	1,896,712
3.43%, 02/01/2020	1,830,000	1,889,146
3.58%, 08/01/2020	965,000	1,035,146
3.67%, 11/01/2015	205,000	205,867
4.97%, 05/01/2019	1,995,000	2,138,780
5.27%, 08/01/2035	1,000,000	1,062,620
5.63%, 11/01/2024	3,250,000	3,552,900
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	972,297
New York State Housing Finance Agency
0.08%, 05/15/2037 (b) (c)	2,600,000	2,600,000
0.08%, 11/01/2041 (b)	2,500,000	2,500,000
0.11%, 11/01/2030 (b) (c)	3,765,000	3,765,000
0.95%, 05/01/2016	645,000	645,522
1.40%, 05/01/2017	505,000	503,955
1.50%, 11/01/2017	500,000	498,700
4.90%, 08/15/2025 (c)	250,000	250,972
5.05%, 08/15/2039 (c)	1,340,000	1,354,030
New York State Mortgage Agency
1.19%, 04/01/2017	1,000,000	999,640
1.23%, 10/01/2015	700,000	701,050
1.59%, 04/01/2018	2,000,000	1,999,160
1.66%, 04/01/2017	950,000	956,840
1.82%, 10/01/2017	960,000	967,651
1.97%, 04/01/2018	970,000	981,087
2.12%, 10/01/2018	980,000	991,584
2.43%, 10/01/2019	1,005,000	1,017,422

The accompanying notes are an integral part of the financial statements.

25

	Principal Amount	Value
3.40%, 10/01/2022	$3,315,000	$3,444,384
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	500,480
		98,442,451
North Carolina - 0.47%
North Carolina State Housing Finance Agency
1.97%, 07/01/2017	430,000	431,892
2.81%, 07/01/2035	6,580,000	6,780,163
3.41%, 07/01/2022	290,000	299,399
4.01%, 01/01/2026	240,000	249,617
		7,761,071
Oregon - 0.03%
Portland
4.62%, 06/15/2018	325,000	346,954
6.03%, 06/15/2018	205,635	218,545
		565,499
Pennsylvania - 0.51%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	494,250
4.86%, 06/01/2018	50,000	54,632
4.97%, 06/01/2016	125,000	127,546
5.02%, 06/01/2016	5,925,000	6,164,015
5.17%, 06/01/2017	600,000	646,188
5.41%, 06/01/2022	500,000	586,080
6.39%, 06/01/2024	225,000	270,594
Pennsylvania State Housing Finance Agency
5.84%, 04/01/2037	80,000	80,141
		8,423,446
South Carolina - 0.44%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	4,810,000	4,782,439
4.00%, 07/01/2034	1,855,000	1,904,046
5.15%, 07/01/2037 (c)	570,000	571,733
		7,258,218
Texas - 1.30%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	496,056
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	11,825,000	11,863,077
Texas State Department of Housing & Community Affairs
0.10%, 09/01/2036 (b)	505,000	505,000
0.12%, 09/01/2017 (b)	110,000	110,000
0.12%, 07/15/2040 (b) (c)	2,835,000	2,835,000
2.88%, 07/01/2041	5,920,000	5,900,760
		21,709,893
Utah - 1.13%
Utah State Housing Corp.
2.05%, 01/01/2043	3,380,000	3,278,871
2.15%, 01/01/2043	5,452,000	5,320,552
2.20%, 07/01/2041	5,200,000	5,000,424
2.70%, 07/01/2044	3,000,000	2,935,710
6.32%, 01/01/2028	1,485,000	1,488,549

The accompanying notes are an integral part of the financial statements.

26 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
West Jordan Redevelopment Agency
5.38%, 06/01/2018	$530,000	$568,584
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	108,450
4.40%, 05/01/2026	200,000	218,520
		18,919,660
Virginia - 1.65%
Arlington County Industrial Development Authority
1.99%, 12/15/2020	1,290,000	1,273,037
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	524,175
Virginia State Housing Development Authority
0.84%, 10/01/2015	1,000,000	1,000,730
1.65%, 10/01/2018	500,000	500,935
2.77%, 03/01/2018	2,000,000	2,057,220
3.25%, 08/25/2042	2,264,374	2,264,374
4.17%, 10/01/2032	1,000,000	1,024,470
4.25%, 10/25/2043	1,401,301	1,440,033
4.30%, 12/25/2043	2,741,028	2,822,162
5.28%, 03/01/2028	320,000	338,105
5.50%, 06/25/2034 (a)	2,387,407	2,387,407
5.50%, 03/25/2036 (a)	2,139,813	2,294,615
5.70%, 11/01/2022	1,250,000	1,330,187
5.97%, 11/01/2024	1,405,000	1,497,969
6.25%, 11/01/2029	4,365,000	4,651,475
6.32%, 08/01/2019	1,980,000	2,223,857
		27,630,751
Washington - 0.26%
King County Housing Authority
6.38%, 12/31/2046	4,235,000	4,319,107

West Virginia - 0.86%
West Virginia State Housing Development Fund
0.68%, 11/01/2015	250,000	249,765
0.94%, 05/01/2016	250,000	249,423
1.04%, 11/01/2016	250,000	248,625
1.23%, 05/01/2017	250,000	248,498
1.68%, 05/01/2019	250,000	244,830
1.95%, 05/01/2020	250,000	245,193
2.05%, 11/01/2020	325,000	317,879
2.30%, 11/01/2021	500,000	488,515
2.71%, 11/01/2017	1,520,000	1,560,250
2.81%, 05/01/2018	1,900,000	1,959,584
2.91%, 11/01/2018	1,500,000	1,546,740
3.12%, 05/01/2019	2,015,000	2,084,235
3.22%, 11/01/2019	2,415,000	2,504,427
3.32%, 05/01/2020	1,510,000	1,573,314
3.42%, 11/01/2020	740,000	772,049
		14,293,327
TOTAL MUNICIPAL BONDS (Cost $349,511,791)		352,584,565

The accompanying notes are an integral part of the financial statements.

27

	Principal Amount/ Shares	Value
MISCELLANEOUS INVESTMENT - 0.08%
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	$1,318,016	$1,315,602
TOTAL MISCELLANEOUS INVESTMENT (Cost $1,336,953)		1,315,602

CERTIFICATE OF DEPOSIT - 0.01%
Self Help Federal Credit Union
0.55%, 08/23/2015	250,000	250,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $250,000)		250,000

SHORT-TERM INVESTMENT - 2.05%
Money Market Fund - 2.05%
Dreyfus Treasury Prime Cash Management, Cl A, 0.00% (e)	34,170,670	34,170,670
TOTAL SHORT-TERM INVESTMENT (Cost $34,170,670)		34,170,670

Total Investments (Cost $1,666,289,719) - 101.16%		1,689,883,819
Liabilities in Excess of Other Assets, Net - (1.16)%		(19,317,651)
NET ASSETS - 100.00%		$1,670,566,168

(a)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2015 is $27,163,316, which represents 1.63% of total net assets.

(b)	Variable rate security. The coupon rate shown is the effective rate as of May 31, 2015.
(c)	Security is subject to Alternative Minimum Tax.
(d)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2015, these securities amounted to $1,315,602, which represents 0.08% of total net assets.

(e)	The rate shown is the 7-day effective yield as of May 31, 2015.

Cl — Class

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

TBA — To Be Announced

USDA — United States Department of Agriculture

The accompanying notes are an integral part of the financial statements.

28 The Community Reinvestment Act Qualified Investment Fund

Statement of Assets and Liabilities as of May 31, 2015

Assets:
Investments, at fair value (identified cost — $1,666,289,719)	$1,689,883,819
Cash	6,013
Receivables:
Interest	6,140,995
Capital shares sold	1,123,475
Prepaid expenses	117,560
Total Assets	$1,697,271,862
Liabilities:
Payables:
Investment securities purchased	$23,157,386
Distributions to Shareholders	1,842,617
Advisory fees due to Advisor	422,254
Distribution 12b-1 fees	316,337
Capital shares redeemed	273,988
Shareholder servicing fees	250,206
Administration fees	82,264
Chief Compliance Officer fees	31,837
Trustees' fees	987
Other accrued expenses	327,818
Total Liabilities	$26,705,694
Net Assets:	$1,670,566,168
Net Assets consist of:
Paid-in capital	$1,666,834,608
Undistributed net investment income	90
Accumulated net realized loss on investments	(19,862,630)
Net unrealized appreciation on investments	23,594,100
Net Assets	$1,670,566,168
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 135,327,623 shares outstanding)	$1,464,074,785
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 15,982,021 shares outstanding)	$172,736,027
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 3,124,584 shares outstanding)	$33,755,356
Net Asset Value, offering and redemption price per share — CRA Shares	$10.82
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.81
Net Asset Value, offering and redemption price per share — Retail Shares	$10.80

The accompanying notes are an integral part of the financial statements.

29

Statement of Operations for the fiscal year ended May 31, 2015

Investment Income:
Interest	$44,916,801
Dividends	9
Total investment income	44,916,810
Expenses:
Investment advisory fees	4,790,587
Distribution fees — CRA Shares	3,517,871
Distribution fees — Retail Shares	86,728
Special administrative services fees — CRA Shares	2,814,328
Shareholder servicing fees — Retail Shares	34,691
Accounting and administration fees	938,413
Professional fees	433,631
Trustees' fees	343,060
Insurance expense	209,864
Transfer agent fees	202,719
Custodian fees	190,680
Chief Compliance Officer fees	144,734
Registration and filing expenses	89,501
Printing fees	59,632
Other	128,094
Net expenses	13,984,533
Net investment income	30,932,277
Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(2,480,698)
Net change in unrealized appreciation (depreciation) on investments	24,219,069
Net realized and unrealized gain on investments	21,738,371
Net increase in net assets resulting from operations:	$52,670,648

The accompanying notes are an integral part of the financial statements.

30 The Community Reinvestment Act Qualified Investment Fund

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014
Operations:
Net investment income	$30,932,277	$30,218,280
Net realized loss on investments	(2,480,698)	(9,430,552)
Net change in unrealized appreciation (depreciation) on investments	24,219,069	(14,230,429)
Net increase in net assets resulting from operations	52,670,648	6,557,299
Distributions to shareholders from:
Net investment income
CRA Shares	(30,586,139)	(28,390,526)
Institutional Shares	(4,072,035)	(4,072,484)
Retail Shares	(787,677)	(820,771)
Net capital gains
CRA Shares	—	(2,994,835)
Institutional Shares	—	(331,990)
Retail Shares	—	(80,122)
Total distributions	(35,445,851)	(36,690,728)
Capital share transactions:
CRA Shares
Shares issued	106,750,636	184,117,239
Shares reinvested	9,652,781	10,255,262
Shares redeemed	(48,105,435)	(80,916,381)
	68,297,982	113,456,120
Institutional Shares
Shares issued	49,448,474	30,906,283 (a)
Shares reinvested	3,396,056	3,570,018
Shares redeemed	(33,370,917)	(65,366,217)
	19,473,613	(30,889,916)
Retail Shares
Shares issued	8,287,686	9,696,475
Shares reinvested	657,204	813,643
Shares redeemed	(10,679,617)	(15,241,865)
	(1,734,727)	(4,731,747)
Increase in net assets from capital share transactions	86,036,868	77,834,457
Increase in net assets	103,261,665	47,701,028
Net Assets:
Beginning of year	1,567,304,503	1,519,603,475
End of year	$1,670,566,168	$1,567,304,503
Undistributed net investment income	$90	$8,335

The accompanying notes are an integral part of the financial statements.

31

Statements of Changes in Net Assets (Continued)

	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014

Share Transactions:
CRA Shares
Shares issued	9,900,883	17,209,809
Shares reinvested	895,633	964,065
Shares redeemed	(4,480,990)	(7,608,085)
Increase in shares	6,315,526	10,565,789
CRA Shares outstanding at beginning of year	129,012,097	118,446,308
CRA Shares at end of year	135,327,623	129,012,097
Institutional Shares
Shares issued	4,587,674	2,900,803 (a)
Shares reinvested	315,398	335,851
Shares redeemed	(3,103,562)	(6,133,419)
Increase/(decrease) in shares	1,799,510	(2,896,765)
Institutional Shares outstanding at beginning of year	14,182,511	17,079,276
Institutional Shares at end of year	15,982,021	14,182,511
Retail Shares
Shares issued	770,113	911,878
Shares reinvested	61,091	76,623
Shares redeemed	(991,840)	(1,432,227)
Decrease in shares	(160,636)	(443,726)
Retail Shares outstanding at beginning of year	3,285,220	3,728,946
Retail Shares at end of year	3,124,584	3,285,220

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 7).

The accompanying notes are an integral part of the financial statements.

32 The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each year)

	CRA Shares
	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011
Net Asset Value, Beginning of Year	$10.70	$10.91	$11.23	$10.91	$10.86
Investment Operations:
Net investment income(a)	0.20	0.20	0.22	0.29	0.34
Net realized and unrealized gain (loss) on investments(a)	0.15	(0.17)	(0.22)	0.41	0.06
Total from investment operations	0.35	0.03	—	0.70	0.40
Distributions from:
Net investment income	(0.23)	(0.22)	(0.25)	(0.31)	(0.35)
Net capital gains	—	(0.02)	(0.07)	(0.07)	—
Total distributions	(0.23)	(0.24)	(0.32)	(0.38)	(0.35)
Net Asset Value, End of Year	$10.82	$10.70	$10.91	$11.23	$10.91
Total return	3.34%	0.37%	(0.09)%	6.51%	3.79%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,464,075	$1,380,547	$1,292,720	$1,148,680	$960,112
Ratio of expenses to average net assets
Before fee waiver	0.92%	0.94%	0.93%	0.94%	0.95%
After fee waiver	0.92%	0.94%	0.93%	0.94%	0.95%
Ratio of net investment income to average net assets	1.89%	1.91%	1.97%	2.63%	3.16%
Portfolio turnover rate	24%	27%	28%	32%	40%

(a)	Based on the average daily number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

33

Financial Highlights—Per share data (for a share outstanding throughout each year) (Continued)

	Institutional Shares
	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011
Net Asset Value, Beginning of Year	$10.69	$10.91	$11.22	$10.90	$10.85
Investment Operations:
Net investment income(a)	0.25	0.25	0.27	0.34	0.39
Net realized and unrealized gain (loss) on investments(a)	0.15	(0.18)	(0.21)	0.41	0.06
Total from investment operations	0.40	0.07	0.06	0.75	0.45
Distributions from:
Net investment income	(0.28)	(0.27)	(0.30)	(0.36)	(0.40)
Net capital gains	—	(0.02)	(0.07)	(0.07)	—
Total distributions	(0.28)	(0.29)	(0.37)	(0.43)	(0.40)
Net Asset Value, End of Year	$10.81	$10.69	$10.91	$11.22	$10.90
Total return	3.71%	0.83%	0.45%	6.99%	4.25%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$172,736	$151,654	$186,257	$159,159	$97,757
Ratio of expenses to average net assets
Before fee waiver	0.47%	0.48%	0.48%	0.49%	0.51%
After fee waiver	0.47%	0.48%	0.48%	0.49%	0.51%
Ratio of net investment income to average net assets	2.34%	2.36%	2.42%	3.07%	3.60%
Portfolio turnover rate	24%	27%	28%	32%	40%

(a)	Based on the average daily number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

34 The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each year) (Continued)

	Retail Shares
	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011
Net Asset Value, Beginning of Year	$10.68	$10.89	$11.21	$10.89	$10.84
Investment Operations:
Net investment income(a)	0.21	0.21	0.23	0.30	0.35
Net realized and unrealized gain (loss) on investments(a)	0.15	(0.17)	(0.22)	0.41	0.07
Total from investment operations	0.36	0.04	0.01	0.71	0.42
Distributions from:
Net investment income	(0.24)	(0.23)	(0.26)	(0.32)	(0.37)
Net capital gains	—	(0.02)	(0.07)	(0.07)	—
Total distributions	(0.24)	(0.25)	(0.33)	(0.39)	(0.37)
Net Asset Value, End of Year	$10.80	$10.68	$10.89	$11.21	$10.89
Total return	3.35%	0.57%	0.01%	6.62%	3.90%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$33,755	$35,103	$40,624	$34,128	$28,729
Ratio of expenses to average net assets
Before fee waiver	0.82%	0.83%	0.83%	0.84%	0.85%
After fee waiver	0.82%	0.83%	0.83%	0.84%	0.85%
Ratio of net investment income to average net assets	1.99%	2.01%	2.07%	2.73%	3.26%
Portfolio turnover rate	24%	27%	28%	32%	40%

(a)	Based on the average daily number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

35

Notes to Financial Statements May 31, 2015

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (formerly known as The Community Reinvestment Act Qualified Investment Fund) (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of The Community Reinvestment Act Qualified Investment Fund (the “Fund”). The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At May 31, 2015, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $27,163,316.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for

36 The Community Reinvestment Act Qualified Investment Fund

identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

●	Dealer prices for similar assets in active markets

●	Quoted prices for identical or similar assets in non-active markets

●	Inputs other than quoted prices that are observable

●	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

●	Matrix pricing

●	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

37

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2015.

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$6,730,755	$—		$6,730,755
U.S. Government & Agency Obligations	—	1,272,350,933	22,481,294		1,294,832,227
Municipal Bonds	—	347,902,543	4,682,022		352,584,565
Miscellaneous Investment	—	1,315,602	—		1,315,602
Certificate of Deposit	—	250,000	—		250,000
Short-Term Investment	34,170,670	—	—		34,170,670
Total Investments in Securities	$34,170,670	$1,628,549,833	$27,163,316	*	$1,689,883,819

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2014	$36,227,238
Accrued discounts/premiums	(6,217)
Realized gain/(loss)	(6,101)
Change in appreciation/(depreciation)	68,078
Purchases	(9,425,671)
Sales	(156,947)
Amortization sold	(442)
Transfer into Level 3	1,895,131
Transfer out of Level 3	(6,113,775)
Ending balance as of May 31, 2015	$22,481,294
Change in unrealized losses included in earnings related to securities still held at reporting date	$65,404

38 The Community Reinvestment Act Qualified Investment Fund

Municipal Bonds
Beginning Balance as of June 1, 2014	$5,243,809
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	—
Purchases	—
Sales	(561,787)
Amortization sold	—
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of February 28, 2015	$4,682,022
Change in unrealized gains included in earnings related to securities still held at reporting date	$14,955

For the fiscal year ended May 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the fiscal year ended May 31, 2015, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the fiscal year ended May 31, 2015, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2015. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2015	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FNMA Multifamily	$ 2,944,403	Matrix Pricing	Structure	All with 30 year amortization, 10-18 year balloon with 9.5-15 year yield maintenance
			Remaining Average Life	14.885 years
			Coupon	3.77%-5.86% (4.82%)
			Spread to benchmark	N+92 - N+346 (N+219)
			Offered Quotes variance to Mark	0.31%
GNMA Multifamily - Project Loans	$ 1,297,451	Matrix Pricing	Structure	25 year amortization, no lock out with 10% declining prepayment penalty
			Remaining Average Life	8.62 years
			Coupon	4.15%
			Spread to benchmark	N+55
			Offered Quotes variance to Mark	0.91%

39

Financial Asset	Fair Value at May 31, 2015	Valuation Techniques	Unobservable Inputs	Ranges (Average)
GNMA Multifamily - REMIC's	$ 3,157,641	Matrix Pricing	Remaining Average Life	4.51 years
			Coupon	2.90%
			Spread to Benchmark	N+90/15CPJ
			Offered Quotes variance to Mark	0.85%
FHA Project Loans	$ 15,081,799	Matrix Pricing	Structure	Lockout range 0-9 years (5 yr average lock out), remaining maturity term range 6.24-35.28 years (24.5 year average maturity range)
			Remaining Average Life	0.19 - 9.34 (4.60) years
			Coupon	6.00% - 7.43% (6.60%)
			Spread to benchmark	E+335 - N+413 (+348)
			Offered Quotes variance to Mark	-0.55%- +0.19% (-0.18%)
Taxable Municipal Bonds	$ 4,682,022	Matrix Pricing	Remainig Average Life	5.16-6.33 (5.75) years
			Coupon	5.50%
			Spread to benchmark	-6/TBA - -13.23/tba (-9.6/TBA)
			Offered Quotes variance to Mark	Utilizing dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market

40 The Community Reinvestment Act Qualified Investment Fund

risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities

41

with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2015 were as follows:

	Shares	Amount
CRA Shares
Shares issued	9,900,883	$106,750,636
Shares reinvested	895,633	9,652,781
Shares redeemed	(4,480,990)	(48,105,435)
Net Increase	6,315,526	$68,297,982
Institutional Shares
Shares issued	4,587,674	$49,448,474
Shares reinvested	315,398	3,396,056
Shares redeemed	(3,103,562)	(33,370,917)
Net Increase	1,799,510	$19,473,613
Retail Shares
Shares issued	770,113	$8,287,686
Shares reinvested	61,091	657,204
Shares redeemed	(991,840)	(10,679,617)
Net Decrease	(160,636)	$(1,734,727)

Transactions in shares of the Fund for the fiscal year ended May 31, 2014 were as follows:

	Shares	Amount
CRA Shares
Shares issued	17,209,809	$184,117,239
Shares reinvested	964,065	10,255,262
Shares redeemed	(7,608,085)	(80,916,381)
Net Increase	10,565,789	$113,456,120
Institutional Shares
Shares issued (a)	2,900,803	$30,906,283
Shares reinvested	335,851	3,570,018
Shares redeemed	(6,133,419)	(65,366,217)
Net Decrease	(2,896,765)	$(30,889,916)
Retail Shares
Shares issued	911,878	$9,696,475
Shares reinvested	76,623	813,643
Shares redeemed	(1,432,227)	(15,241,865)
Net Decrease	(443,726)	$(4,731,747)

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 7).

42 The Community Reinvestment Act Qualified Investment Fund

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2015, were as follows:

Purchases:
U.S. Government	$344,769,163
Other	93,562,356
Sales and Maturities:
U.S. Government	$305,062,217
Other	68,192,782

At May 31, 2015, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$1,667,515,044
Gross unrealized appreciation	35,426,584
Gross unrealized depreciation	(13,057,809)
Net appreciation on investments	$22,368,775

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2015, the Advisor was entitled to receive advisory fees of $4,790,587.

43

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the fiscal year ended May 31, 2015, the Advisor was entitled to receive fees of $2,814,328 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the fiscal year ended May 31, 2015, the Fund incurred distribution expenses of $3,517,871 and $86,728 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2016. For the fiscal year ended May 31, 2015, the Fund incurred expenses under the Services Plan of $34,691.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2015 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the fiscal year ended May 31, 2015.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

44 The Community Reinvestment Act Qualified Investment Fund

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2015, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain
$4,505,329	$(4,505,329)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2015	Fiscal Year Ended May 31, 2014
Distributions declared from:
Ordinary income	$35,445,851	$33,283,901
Long-term capital gain	—	3,406,827
Total Distributions	$35,445,851	$36,690,728

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,041,230
Capital loss carryforwards	(15,154,657)
Post-October losses	(4,681,175)
Other temporary differences	(1,842,613)
Unrealized appreciation, net	22,368,775
Distributable earnings, net	$3,731,560

Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely

45

to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2015, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$3,721,413	$11,433,244	$15,154,657

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 – IN-KIND TRANSFER OF SECURITIES

During the fiscal year ended May 31, 2014, the Trust issued Institutional Shares of the Fund in exchange for securities that were permissible investments for the Fund. The securities were transferred at their current value on the date of the transaction.

Transaction Date	Institutional Shares Issued	Value
October 7, 2013	177,726	$1,896,339

Note 8 – NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Note 9 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

46 The Community Reinvestment Act Qualified Investment Fund

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
The Community Reinvestment Act Qualified Investment Fund

We have audited the accompanying statement of assets and liabilities of The Community Reinvestment Act Qualified Investment Fund (the “Fund”), including the schedule of investments, as of May 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Community Reinvestment Act Qualified Investment Fund as of May 31, 2015, and the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ GRANT THORNTON LLP

New York, New York
July 29, 2015

47

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

Notice to Shareholders (Unaudited)

For purposes of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2015:

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (1)	Short-Term Capital Gain Dividends (5)
0.00%	100.00%	100.00%	0.00%	0.00%	3.15%	100.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

48 The Community Reinvestment Act Qualified Investment Fund

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

49

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 65	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	2	None
Burton Emmer Age 78	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	2	None
Heinz Riehl Age 79	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present; Faculty Member, New York University, 1982 to 2008.	2	None
Irvin M. Henderson Age 59	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 80	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly, Director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 75	President	1/29/04	Chief Executive Officer, Community Capital Management, Inc. since January 2004.	N/A	N/A
Alyssa D. Greenspan, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 43	Vice President	10/22/10	Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.	N/A	N/A
Michelle V. Rogers, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 42	Vice President	1/29/11	Senior Portfolio Manager, Community Capital Management, Inc. since December 2010; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since October 2003.	N/A	N/A

50 The Community Reinvestment Act Qualified Investment Fund

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
OFFICERS (Continued)
James H. Malone, CFA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 44	Treasurer	4/1/14

Chief Financial Officer of Community Capital Management, Inc. since July 2014; Director of Investment Platforms, since September 2011; Managing Director, Harbourside Consulting Group, LLC from September 2009 to August 2011; Vice President, Investment Platform Division at Franklin Templeton from November 2007 to May 2009.

				N/A	N/A
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 47	Chief Compliance Officer	12/18/09

President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012; Attorney, Cipperman & Company from 2007 to 2011; Director, Cipperman Compliance Services, LLC from 2009 to 2011; Chief Compliance Officer of Community Capital Management, Inc. since January 2010; Director, Legal & Contract Management, Brandywine Global Investment Management, LLC from 2004 to 2007.

				N/A	N/A
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 55	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
[2]

Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

[3]	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and the CCM Alternative Income Fund.
[4]

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

51

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 23-24, 2015, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to The Community Reinvestment Act Qualified Investment Fund (the “Fund”) for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement, in particular, a letter from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Fund; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the Fund’s performance and the advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the April 7, 2015 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor had the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor would provide to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses in providing advisory services to the Fund were reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor for an additional one-year period.

Administrator and Transfer Agent:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Grant Thornton LLP

757 Third Avenue

New York, NY 10017

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

THIS PAGE INTENTIONALLY LEFT BLANK.

Item 2.    Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3.    Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Burton Emmer, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Emmer is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4.     Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $83,640 and $82,000 for fiscal years ended May 31, 2015and 2014, respectively.

(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $6,850 and $5,170 for the fiscal years ended May 31, 2015 and 2014, respectively.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $10,144 and $7,280 for the fiscal years ended May 31, 2015 and 2014, respectively.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 and $ 0 for the fiscal years ended May 31, 2015 and 2014, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the Registrant for the fiscal years ended May 31, 2015 and May 31, 2014 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

Included in Annual Report to Stockholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.    Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.    Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on August 9, 2004 (Accession Number 0001144204-04-011369).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: August 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: August 7, 2015

By (Signature and Title)*	/s/ James H. Malone
James H. Malone, Treasurer/Principal Financial Officer

Date: August 7, 2015

*     Print the name and title of each signing officer under his or her signature.